Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
California (97.9%)
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25	505	510
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	675	681
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,160
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29	985	994
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,417
[1]	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,530	1,656
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31	495	499
	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	520	524
[2,3]	ABC Unified School District GO	0.000%	8/1/34	4,600	3,252
[4]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	15,000	17,130
[4]	Acalanes Union High School District GO, 6.550% coupon rate effective 8/1/24	0.000%	8/1/39	13,115	15,097
[5]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	759
[5]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,012
[5]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,699
[5]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,658
[5]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,032
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,776
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,242
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	1,000	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.450%	3/7/24	1,849	1,849
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,225	1,134
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,571
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	16,235	10,599
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	2,750	2,765
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	21,098
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,837
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	238
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,845	14,179
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,391
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,227
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,303
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	364
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	540
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	498
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	736
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	517
[1]	Alameda County CA Unified School District GO	0.000%	8/1/34	5,000	3,503
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	2,986
[1]	Alameda County CA Unified School District GO	0.000%	8/1/35	10,000	6,702
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	917
	Alameda County CA Unified School District GO	5.000%	8/1/42	5,000	5,303
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,473
	Alameda Fremont CA Unified School District GO	2.000%	8/1/36	370	296
	Alameda Fremont CA Unified School District GO	2.000%	8/1/37	4,425	3,434
	Alameda Fremont CA Unified School District GO	2.000%	8/1/38	6,550	4,910
	Alameda Fremont CA Unified School District GO	2.000%	8/1/39	6,890	5,016
	Alameda Fremont CA Unified School District GO, Prere.	4.000%	8/1/24	2,630	2,640
	Alameda Fremont CA Unified School District GO, Prere.	4.000%	8/1/24	3,105	3,116
	Alameda Oakland Unified School District GO	4.000%	8/1/25	175	177
	Alameda Oakland Unified School District GO	5.000%	8/1/25	2,850	2,927
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/26	2,835	2,924
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,965	2,122
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,160	1,196
	Alameda Oakland Unified School District GO	5.000%	8/1/28	2,940	3,174
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/28	1,210	1,308
	Alameda Oakland Unified School District GO	5.000%	8/1/28	6,140	6,479
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/29	2,060	2,226
	Alameda Oakland Unified School District GO	5.000%	8/1/30	1,800	1,941
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/30	2,030	2,193
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/31	5,250	5,657
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	3,500	3,611
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	5,210	5,373
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/36	5,295	5,438
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/37	3,465	3,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alameda Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,500	2,575
[7]	Alhambra Unified School District GO	0.000%	8/1/33	1,000	735
[1]	Alhambra Unified School District GO	0.000%	8/1/36	2,500	1,632
[5]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,311
[5]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,216
[5]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	2,840
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	196
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	1,019
	Alvord Unified School District GO	5.000%	8/1/25	1,250	1,286
	Alvord Unified School District GO	5.000%	8/1/26	2,000	2,104
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,401
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,514
[1]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,683
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,151
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,929
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,548
[1]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,556
[3]	Anaheim CA City School District GO	0.000%	8/1/26	8,940	8,272
[3]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	9,940
[1,3]	Anaheim CA City School District GO	0.000%	8/1/29	4,190	3,540
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,901
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,415
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,485	1,542
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,167
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	815	846
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,892
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	800	830
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,155	1,196
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,830	1,890
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	3,120	3,223
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,250	1,287
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,000	1,030
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,860	2,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,300	1,336
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	645	663
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	1,000	1,027
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	2,385	2,449
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	378
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/27	1,000	1,072
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,985
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,467
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	6,070	4,952
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,296
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/34	5,500	3,859
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,127
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,884
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,330
[5]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,306
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	823
	Antelope Valley Community College District GO	0.000%	8/1/32	2,345	1,799
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,202
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,770
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	222
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,155
[4]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/33	0.000%	5/1/42	6,925	5,438
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	90
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	105
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	105
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	157
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	104
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	196
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	190
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	298
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	405
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	398
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	14,026
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,416
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	927
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,410
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	2,989
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	33,107
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,685	49,822
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	18,185	18,013
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	31,250	30,605
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	9,575	9,422
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	59,920	55,689
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.600%	4/1/56	10,500	10,291
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.710%	4/1/56	13,000	12,713
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	4.400%	4/1/45	6,100	6,101
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.550%	4/1/36	2,000	2,013
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,181
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,793
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/29	1,555	1,776
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/30	1,895	2,210
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/31	1,010	1,201
	Beaumont CA Special Tax Revenue	5.000%	9/1/39	400	424
	Beaumont CA Special Tax Revenue	5.000%	9/1/44	650	677
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	685	722
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,000	1,065
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.000%	9/1/31	1,100	1,099
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,460	1,554
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.250%	9/1/34	875	866
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/35	835	886
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,600	1,573
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/37	1,350	1,427
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/38	1,350	1,424
	Benicia Unified School District GO	3.000%	8/1/35	1,775	1,707
	Benicia Unified School District GO	3.000%	8/1/36	2,075	1,970
	Berkeley CA GO	3.000%	9/1/36	610	589
[9]	Berryessa Union School District GO	5.000%	8/1/34	1,200	1,461
	Berryessa Union School District GO	5.000%	8/1/35	1,150	1,385
[9]	Berryessa Union School District GO	5.000%	8/1/35	1,710	2,063
[9]	Berryessa Union School District GO	5.000%	8/1/36	1,695	2,031
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	417
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	3,705	2,808
	Beverly Hills Unified School District CA GO	3.000%	8/1/44	2,200	1,880
[10]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	5,365	4,445
[10]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/30	6,710	5,366
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,018
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,375	2,397
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,251
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	750	757
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	513
	Burbank Unified School District GO	4.500%	8/1/32	4,180	4,347
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,405
	Burlingame School District GO	3.000%	8/1/36	175	170
	Burlingame School District GO	3.000%	8/1/37	255	241
	Burlingame School District GO	3.000%	8/1/38	175	163
	Burlingame School District GO	3.000%	8/1/39	175	160
	Burlingame School District GO	3.000%	8/1/40	235	211
	Burlingame School District GO	3.000%	8/1/41	350	310
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/25	3,550	3,611
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	4,015	4,289
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	110,525	110,977
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	126,945	133,830
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	72,700	79,643
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	85,950	91,581
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	109,435	117,458
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	108,850	109,497
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	125,600	133,577
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	51,785	54,315
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.250%	4/1/30	102,000	108,849
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	131,035	131,700
[6,11]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	3.700%	3/1/24	6,665	6,665
[6,11]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	3.850%	3/1/24	11,200	11,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	536
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	698
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,721
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,128
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	915
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	1,002
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	833
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,656
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,534
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,835	5,252
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	4,562
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	3,850
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	602
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	482
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	452
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	510
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	357
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,021
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,440	1,496
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	525
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	234
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,400	1,481
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	471
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,142
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	291
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	850	915

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	517
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	468
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	215
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,422
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	656
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	726
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	953
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	300	332
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	950	1,051
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	150	167
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,288
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	334
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	501
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,197
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	272
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	667
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,495	2,609
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	865
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	955
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	730
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	585
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	523
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,036
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,090	1,132
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,875	1,927
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	659
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,030
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,305	1,335
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	717
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,970

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	815
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,019
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,131
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	2,140	2,168
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	507
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	490
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	287
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,217
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,281
California Department of Water Resources Water Revenue	5.000%	12/1/30	4,000	4,708
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,136
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,237
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	182
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,525
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	881
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,445
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	807
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	599
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	743
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,041
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,016
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	978
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	206
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	732
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,387
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	330
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,175	1,184
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,365	1,467
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	477
California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	200	202
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,166
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	492
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	2,105	2,258
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	545
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	921
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	101
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,442
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,025
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	482
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,393
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,584
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	605
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	831
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/33	1,220	866
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,691
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	656
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	973
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,290
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,258
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	101
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,418
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,196
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,824
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/36	760	822
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	563
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,751
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	945
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	510
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	750	805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,850
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	659
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	525	559
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,955	3,648
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,189
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	23,725	29,872
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	16,000	19,628
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	500	524
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,040	1,154
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	4,120	4,359
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,303
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,671
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,426
[6]	California Educational Facilities Authority Revenue TOB VRDO	3.950%	3/1/24	15,650	15,650
[6]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/31	1,250	1,189
[6]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	4,000	3,351
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	309
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	757
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	661
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	309
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	614
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	1,495	1,553
[9]	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/26	530	544
[9]	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/27	1,025	1,070
[9]	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/28	1,160	1,232
[9]	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/29	1,310	1,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/30	1,465	1,608
[9]	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/32	1,615	1,820
[9]	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/34	1,780	2,048
	California GO	4.000%	3/1/25	1,485	1,500
	California GO	5.000%	3/1/25	1,735	1,769
	California GO	5.000%	8/1/25	1,665	1,713
	California GO	5.000%	8/1/25	10,185	10,480
	California GO	5.000%	8/1/25	1,895	1,950
	California GO	5.000%	9/1/25	4,895	5,046
	California GO	5.000%	9/1/25	25	25
	California GO	5.000%	4/1/26	8,000	8,359
	California GO	5.000%	4/1/26	2,620	2,738
	California GO	5.000%	8/1/26	18,880	19,888
	California GO	5.000%	8/1/26	20,695	21,800
	California GO	5.000%	8/1/26	21,110	22,237
	California GO	5.000%	8/1/26	23,250	24,491
	California GO	5.000%	9/1/26	720	760
	California GO	5.000%	9/1/26	2,700	2,789
	California GO	5.000%	9/1/26	5,540	5,848
	California GO	5.000%	10/1/26	26,620	28,157
	California GO	5.000%	10/1/26	1,385	1,465
	California GO	5.000%	10/1/26	10,040	10,510
	California GO	5.000%	10/1/26	8,590	9,086
	California GO	4.000%	11/1/26	2,540	2,624
	California GO	5.000%	11/1/26	4,705	4,987
	California GO	5.000%	11/1/26	9,160	9,709
	California GO	5.000%	4/1/27	8,575	9,187
	California GO	3.500%	8/1/27	16,345	16,718
	California GO	5.000%	8/1/27	3,315	3,498
	California GO	5.000%	8/1/27	10,515	11,097
	California GO	5.000%	8/1/27	3,160	3,254
	California GO	4.000%	9/1/27	5,745	6,013
	California GO	5.000%	9/1/27	3,000	3,245
	California GO	5.000%	10/1/27	8,095	8,774
	California GO	5.000%	10/1/27	8,280	8,679
	California GO	5.000%	10/1/27	1,000	1,084
	California GO	5.000%	10/1/27	19,805	21,467
	California GO	5.000%	11/1/27	5,175	5,620
	California GO	5.000%	11/1/27	25,135	27,297
	California GO	5.000%	12/1/27	12,240	13,319
	California GO	5.000%	4/1/28	5,000	5,477
	California GO	5.000%	4/1/28	10,185	11,157
	California GO	5.000%	8/1/28	5,115	5,396
	California GO	5.000%	8/1/28	6,510	6,688
	California GO	5.000%	8/1/28	15,355	16,600
	California GO	4.000%	9/1/28	7,000	7,203
	California GO	4.000%	9/1/28	5,805	6,165
	California GO	5.000%	9/1/28	17,715	18,722
	California GO	5.000%	9/1/28	4,500	4,975
	California GO	5.000%	9/1/28	15,000	16,584
	California GO	5.000%	10/1/28	15,000	16,615
	California GO	5.000%	10/1/28	6,000	6,646
	California GO	5.000%	11/1/28	12,375	13,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/28	4,165	4,622
	California GO	5.000%	11/1/28	20,000	22,194
	California GO	5.000%	12/1/28	7,750	8,616
	California GO	5.000%	4/1/29	5,125	5,742
	California GO	5.000%	4/1/29	10,000	11,204
	California GO	5.000%	8/1/29	10,840	11,424
	California GO	5.000%	8/1/29	44,340	46,729
	California GO	4.000%	9/1/29	9,005	9,698
	California GO	5.000%	9/1/29	5,055	5,337
	California GO	5.000%	9/1/29	9,425	9,951
	California GO	5.000%	9/1/29	4,500	5,086
	California GO	5.000%	9/1/29	15,000	16,953
	California GO	5.000%	10/1/29	20,025	20,960
	California GO	5.000%	10/1/29	7,855	8,713
	California GO	5.000%	10/1/29	5,000	5,661
	California GO	5.000%	10/1/29	18,850	21,341
	California GO	4.000%	11/1/29	7,475	7,506
	California GO	5.000%	12/1/29	3,500	3,976
	California GO	5.000%	4/1/30	6,240	7,137
	California GO	5.000%	4/1/30	4,285	4,901
	California GO	5.000%	8/1/30	19,935	20,967
	California GO	5.000%	8/1/30	2,610	2,825
	California GO	5.000%	8/1/30	6,555	6,894
	California GO	5.000%	9/1/30	9,180	9,444
	California GO	5.000%	9/1/30	5,000	5,763
	California GO	5.000%	10/1/30	1,935	2,185
	California GO	4.000%	11/1/30	14,470	15,067
	California GO	5.000%	11/1/30	11,835	12,878
	California GO	5.000%	4/1/31	14,410	16,786
	California GO	5.000%	8/1/31	10,015	10,191
	California GO	5.000%	8/1/31	22,300	23,445
	California GO	5.250%	8/1/31	5,755	5,930
	California GO	5.000%	9/1/31	5,655	5,955
	California GO	5.000%	9/1/31	8,015	9,405
	California GO	5.000%	9/1/31	9,450	11,089
[12]	California GO	4.000%	11/1/31	15,000	15,614
	California GO	5.000%	11/1/31	1,705	1,850
	California GO	5.000%	11/1/31	3,300	3,813
	California GO	5.000%	11/1/31	4,000	4,622
	California GO	5.000%	11/1/31	4,000	4,707
	California GO	5.000%	12/1/31	1,000	1,048
	California GO	5.000%	3/1/32	1,000	1,141
	California GO	5.000%	4/1/32	16,455	19,502
	California GO	5.000%	4/1/32	765	907
	California GO	5.000%	8/1/32	5,000	5,133
[1]	California GO	5.250%	8/1/32	21,200	25,312
	California GO	5.250%	8/1/32	2,025	2,086
	California GO	4.000%	9/1/32	4,280	4,365
	California GO	5.000%	9/1/32	15,110	15,897
	California GO	5.000%	9/1/32	6,000	7,037
	California GO	5.000%	9/1/32	2,750	3,282
	California GO	5.000%	10/1/32	5,380	6,430
	California GO	4.000%	11/1/32	12,175	12,653
	California GO	5.000%	11/1/32	1,860	2,060
	California GO	5.000%	12/1/32	1,000	1,047
	California GO	5.000%	3/1/33	4,395	4,475
	California GO	5.000%	3/1/33	4,785	5,457
	California GO	5.000%	4/1/33	2,615	2,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/33	2,405	2,849
	California GO	4.000%	8/1/33	10,190	10,385
	California GO	5.000%	8/1/33	1,270	1,333
	California GO	5.000%	8/1/33	3,495	3,519
	California GO	4.000%	9/1/33	750	765
	California GO	5.000%	9/1/33	25,075	26,363
	California GO	5.000%	9/1/33	7,040	8,397
	California GO	5.000%	9/1/33	5,000	6,064
	California GO	3.000%	10/1/33	2,150	2,146
	California GO	4.000%	10/1/33	1,500	1,636
	California GO	3.000%	11/1/33	5,000	4,991
	California GO	4.000%	11/1/33	12,500	12,964
	California GO	5.000%	3/1/34	2,135	2,433
	California GO	5.000%	3/1/34	1,270	1,447
	California GO	4.000%	8/1/34	18,290	18,609
	California GO	5.000%	8/1/34	5,160	5,528
	California GO	4.000%	9/1/34	3,400	3,461
	California GO	4.000%	9/1/34	25,905	26,371
	California GO	5.000%	9/1/34	1,190	1,222
	California GO	5.000%	9/1/34	22,760	23,882
	California GO	5.000%	9/1/34	5,700	6,787
	California GO	3.000%	10/1/34	1,150	1,145
	California GO	4.000%	10/1/34	1,400	1,524
	California GO	5.000%	10/1/34	5,000	6,011
	California GO	4.000%	11/1/34	10,895	11,289
	California GO	5.000%	11/1/34	8,070	9,301
	California GO	5.000%	12/1/34	5,000	5,770
	California GO	5.000%	3/1/35	13,890	15,769
	California GO	5.000%	4/1/35	7,865	9,258
	California GO	5.000%	4/1/35	19,660	21,684
	California GO	5.000%	8/1/35	9,015	9,431
	California GO	5.000%	8/1/35	21,500	22,029
	California GO	5.000%	9/1/35	5,000	5,238
	California GO	5.000%	9/1/35	5,850	6,916
[5]	California GO	5.000%	9/1/35	2,000	2,095
	California GO	3.000%	10/1/35	9,185	9,086
	California GO	5.000%	10/1/35	16,640	17,300
	California GO	5.000%	10/1/35	5,250	6,262
	California GO	4.000%	11/1/35	2,610	2,817
	California GO	5.000%	11/1/35	1,000	1,073
	California GO	5.000%	11/1/35	3,810	4,090
	California GO	5.000%	11/1/35	4,000	4,581
	California GO	5.000%	12/1/35	7,220	8,277
	California GO	4.000%	3/1/36	27,355	29,158
	California GO	5.000%	3/1/36	1,880	2,130
	California GO	5.000%	8/1/36	2,965	3,097
	California GO	5.000%	9/1/36	14,705	15,376
	California GO	5.000%	9/1/36	4,070	4,792
	California GO	5.000%	9/1/36	7,655	9,014
	California GO	5.000%	9/1/36	8,610	10,297
	California GO	3.000%	10/1/36	9,815	9,590
	California GO	4.000%	10/1/36	5,550	5,853
	California GO	5.000%	10/1/36	15,195	18,041
	California GO	5.000%	11/1/36	4,180	4,477
	California GO	5.000%	12/1/36	5,350	6,109
	California GO	4.000%	3/1/37	5,500	5,816
	California GO	4.000%	9/1/37	2,010	2,032
	California GO	5.000%	9/1/37	15,000	17,771

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	3.000%	10/1/37	8,250	7,803
California GO	4.000%	10/1/37	8,655	9,072
California GO	4.000%	10/1/37	6,125	6,508
California GO	4.000%	10/1/37	5,000	5,312
California GO	5.000%	10/1/37	28,520	32,812
California GO	4.000%	11/1/37	5,200	5,504
California GO	5.000%	11/1/37	7,000	7,635
California GO	5.000%	11/1/37	10,050	10,751
California GO	5.000%	11/1/37	12,980	15,170
California GO	4.550%	12/1/37	1,000	1,087
California GO	4.000%	3/1/38	19,120	20,076
California GO	5.000%	4/1/38	1,235	1,357
California GO	5.000%	9/1/38	9,300	10,926
California GO	5.000%	9/1/39	7,120	8,225
California GO	4.000%	10/1/39	14,145	14,731
California GO	4.000%	10/1/39	1,685	1,775
California GO	5.000%	10/1/39	2,500	2,911
California GO	5.000%	11/1/39	13,090	14,218
California GO	4.000%	3/1/40	11,035	11,446
California GO	3.000%	11/1/40	2,350	2,113
California GO	4.000%	11/1/40	2,890	3,008
California GO	4.000%	10/1/41	26,950	28,000
California GO	3.000%	11/1/41	1,375	1,214
California GO	4.000%	4/1/42	15	16
California GO	5.000%	4/1/42	4,725	5,010
California GO	4.000%	9/1/42	4,610	4,791
California GO	5.000%	9/1/42	40,035	45,607
California GO	4.000%	10/1/42	5,975	6,224
California GO	5.000%	10/1/42	30,000	32,596
California GO	5.000%	10/1/42	21,485	24,653
California GO	4.750%	12/1/42	2,250	2,382
California GO	4.000%	9/1/43	4,900	5,070
California GO	5.000%	9/1/43	20,000	22,969
California GO	2.375%	10/1/46	2,500	1,761
California GO	5.500%	12/1/52	4,145	4,562
California GO, Prere.	5.000%	4/1/26	860	899
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,025
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	321
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,368
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,687
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	453
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	513
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,115	3,172
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,640
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	430
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	774
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,042

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,307
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,048
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	487
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	771
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,165	3,282
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	442
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,725
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,005
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	7,234
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,333
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,284
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	294
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	570	599
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,275	3,456
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	343
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,110	1,212
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/27	3,000	3,005
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,238
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	505
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,635	1,658
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	549
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	907
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,325	3,564
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,858
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	777
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	777
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,324
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	948
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	580

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	536
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	583
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	881
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	650	635
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,078
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	961
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	179
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	7,504
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	926
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,766
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	500	544
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,614
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5	5
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	95	96
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,079
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	205
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	1,816
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,640	2,772
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,099
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,037
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,226
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	707
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,242
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,245
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,512
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	500	550
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,103
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,762
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	896
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,363

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	246
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,289
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,044
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,130
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	876
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	701
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,342
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,513
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	555
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,230
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,789
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,315	4,773
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	9,162
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,863
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,105	5,366
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	387
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	530
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	239
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,810	4,109
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,498
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,419
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	630	707
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,287
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,099
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,989
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,540	3,704
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	647
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	20,000	24,448
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,088

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,478
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,960	3,186
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	436
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,756
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	800	907
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,654
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,753
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,525	1,680
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,138
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,485	1,505
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	1,983
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,273
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,697
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,081
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	959
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,366
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	615	660
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,257
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	430
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,752
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	2,933
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	4,700	4,848
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,796
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	8,059
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	250
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,586
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,341
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,515	8,030
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	589
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,524

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,000	3,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	810
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,159
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	11,460	11,739
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,429
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,243
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,447
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,350
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	260
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,803
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,564
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,121
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,176
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	817
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	12,727
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	920	929
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,360	2,433
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,196
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,561
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	279
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	29,990
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,950	13,709
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,800	4,857
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	990	992
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,366
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,442
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	14,950	15,138
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	376
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,493
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	9,385	9,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,895	3,160
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	3,420	2,928
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	1,675	1,678
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	535
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,840	1,830
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,006
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	799
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,520
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	7,465	7,491
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	1,300	1,380
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	10,200	10,431
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	700
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,450	2,496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	21,180	23,739
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,564
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	7,500	8,681
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,900	9,083
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	23,510	23,394
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	10,960	12,592
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	2,500	2,669
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	12,500	14,244
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	808
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	7,500	8,513
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,070	8,386
[8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,300	12,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	1,030	1,030
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	9,999
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,693
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	17,820	18,135
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	30,090	31,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	13,535	14,293
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	9,000	9,936
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	495	554
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/31	8,000	9,113
[6,11]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.500%	3/7/24	11,067	11,067
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	3/7/24	14,160	14,160
	California Health Facilities Financing Authority Revenue	5.000%	7/1/26	4,180	4,335
	California Health Facilities Financing Authority Revenue	5.000%	7/1/27	4,305	4,543
	California Health Facilities Financing Authority Revenue	5.000%	7/1/28	4,405	4,721
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/29	600	614
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/29	625	644
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/30	600	621
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/31	500	519
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/31	400	417
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/32	250	263
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/33	200	203
[14]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	47,101	47,176
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/34	260	264
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/34	385	390
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	12,640	12,603
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	67,458	66,127
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/35	285	290
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	56,874	53,703
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	53,200	48,773
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	16,917	16,738
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	4,961	4,201
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/38	800	791
[6]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.125%	7/1/24	15,000	14,999
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,500	1,493
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	5,000	5,190

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	569
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	569
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	516
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	623
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	522
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	892
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	842
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	588
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,740
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	870
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,804
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,943
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,719
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,167
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	782
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,158
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,294
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,205
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,173
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,013
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	577
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,234
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	634
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,902

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,736
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,008
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	736
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,111
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,772
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,505
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,383
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,963
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	840
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	906
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,863
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	887
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	628
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,010
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,055
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,801
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,660
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,740	5,696
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,497
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,602
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	15,560	14,687
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,391
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,493
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,300
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,585
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	9,115	9,845
[9]	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	10,000	10,090
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	13,612
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,684
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,500	3,022
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,911
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/36	2,100	2,511
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,335
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/37	1,850	2,192
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,215
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/38	1,600	1,879
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/39	4,205	4,920
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/40	4,115	4,771
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/41	3,045	3,157
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	43,339
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	3.650%	8/1/47	2,500	2,500
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	7,000	7,490
[6]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	1,910	1,877
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,325
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	411
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	377
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	276
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	556
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	654
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,183
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,022
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	311
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	1,100	1,121
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	625

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,010
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	311
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	742
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	672
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,207
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,005
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,745
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	2,030	2,138
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	696
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	522
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	737
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	898
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,146
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,170	1,250
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	549
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	774
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	522
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	855
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	481
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	561
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	337
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	820
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	617
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	240
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	600
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	343
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,064
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,254
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	825	878
California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	736

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	890
California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	123
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,252
California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	818
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	894
California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	122
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,125	1,193
California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	812
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,204
California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	152
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	598
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,296
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	822
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,085
California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	162
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,151
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	237
California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	673
California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,026
California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	176
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	777
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,313
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,099
California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	878
California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,645	1,693
California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	169
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	601
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	655
California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	385
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	892
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	900
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	2,230	2,304
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	607
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	543
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	1,810	1,481
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,482
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,942
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,297
[1]	California Municipal Finance Authority COP	5.000%	11/1/29	275	306
[1]	California Municipal Finance Authority COP	5.000%	11/1/30	210	237
[1]	California Municipal Finance Authority COP	5.000%	11/1/32	450	523
[1]	California Municipal Finance Authority COP	5.000%	11/1/33	1,200	1,394
[1]	California Municipal Finance Authority COP	5.250%	11/1/34	1,000	1,181
[1]	California Municipal Finance Authority COP	5.250%	11/1/36	1,300	1,517
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,103
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,836
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,006
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	54
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,716
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,383
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,511
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,011
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	99
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,325
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,491
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,006
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	99
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,725	2,836
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	742
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,012
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,043
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	817
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	242
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,427
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,516
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,562
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	119
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	882
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,590
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,392
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,271
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	52
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	600	648
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,135	1,186
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	805
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,617
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	110
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,575
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,050
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,044
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	1,982
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	4,720	4,911
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,050	1,154
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	938
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,355
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,000	2,202
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,237
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,072
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,666
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,637
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,857
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,113
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,260	5,457
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,810
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,688
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	6,020	6,241
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,862
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,965
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	6,000	6,060
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	180
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,793
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,756
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,664
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,129
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,820	2,830
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	3,500	3,479
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	3,872
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	92
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	7,430	6,837
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,500	3,569
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,517
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	529
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	664
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,017
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,553
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,589
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	845	873
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	650	702
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,528
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	3,716
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	3,899
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,103
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,067
[5]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,455	1,514
[5]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	1,805	1,861
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	498
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	530
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	280
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	300
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	213
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	226
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	220	239
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	179
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	245
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	254
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	268
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	272
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	210
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	1,340	1,269
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	737
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,462
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	508
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,630
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	589
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,020
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,052
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	526
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,481
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,567
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	428
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,611
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,081
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,562
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	543
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	8,000	8,591
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,267
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	661
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,005
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,216
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,149
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	557
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	542
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,399
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,568
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,504
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,500
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,129
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,439
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,291
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,710
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,764	11,579
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,703
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,414
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	505
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,446
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	550
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,030
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,171
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	632
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	525
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,920
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,495
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.900%	3/7/24	11,190	11,190
[6]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.800%	3/7/24	33,030	33,030
[6]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	3.900%	3/1/24	13,700	13,700
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	11,600	11,311
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/43	1,265	1,307
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/33	380	394
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/38	2,055	2,129
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/43	3,465	3,576
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/43	625	658
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	4,000
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,268
[6]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	3.700%	8/1/24	2,500	2,499
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	4,500	4,532
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	385
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	443
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	1,050	1,051
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	448
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	830	836
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	2,360	2,386
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	468
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	7,500	8,283
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	1,090	1,105
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,300	4,154
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	526
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	520
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	7,500	8,636
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	557
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	7,500	9,092
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,426
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,666
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,735
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	653
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,441
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,517
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,604
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	12,203
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	775	772
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	2,055	2,018
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,435	2,401
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	659
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	130
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	457
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	908
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	682
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	101
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	384
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	990
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	107
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	258
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	114
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	538
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,132
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	769
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	315	330
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	285
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,174
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	800	798
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	349
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	305
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	1,230	1,250
[6]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	333
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	854
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	305
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	356
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	250
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,565
[6]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	624
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	457
[6]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	2,555	2,522
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	469
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	495
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	520
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	405	396
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,088
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	434
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	3,000	2,967
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	2,000	2,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	661
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,457
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	489
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	4,250	4,135
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	98
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	224
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	321
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	300	303
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	300	306
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	320	331
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	355	371
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,015
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,050
[6]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,770
[6]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,317
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	100
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	212
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	330	337
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	280	290
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	210	220
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	240	254
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	200	213
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	2,000	1,859
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	164
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	239
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	276
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	609
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	817
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	992
[6]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/31	1,000	990
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,219
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,029
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,580
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,569
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	2,826
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	6,916
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,384
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,324
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,268
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	3,125	3,196
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,108
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	840	913
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,000	14,019
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	10,600	11,854
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	5,573
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,201
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	15,543
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	745	810
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	11,515	12,379
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	5,225	5,962
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,594
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,278
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	2,500	2,907
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,130

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/32	1,025	998
California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	4,005	4,046
California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	290
California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,029
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	2,741
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,452
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	6,040	7,025
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,754
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,752
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	720	747
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	4,500	4,632
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	3,020	3,065
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	5,967
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	10,599
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,309
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,600
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,478
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	5,000	5,448
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	2,931
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	17,143
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,850	2,065
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,051
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,427
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,147
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,010	1,018
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,128
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,857
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,287
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,318
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,425

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,406
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	670	706
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	722
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	1,500	1,805
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	665
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	967
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	5,000	5,956
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,500	1,748
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,191
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,042
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,574
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	776
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	4,500	4,685
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	3,860	3,990
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	5,000	5,332
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,117
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,265	1,368
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	2,785	3,209
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	1,135	1,329
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	2,945	3,442
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	3,120	3,629
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	12,610	13,647
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,222
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,571
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,816
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,618
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,532
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,758
California State University College & University Revenue	5.000%	11/1/26	1,400	1,492
California State University College & University Revenue	5.000%	11/1/27	2,155	2,232

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/28	2,635	2,727
California State University College & University Revenue	5.000%	11/1/30	1,300	1,367
California State University College & University Revenue	5.000%	11/1/30	600	688
California State University College & University Revenue	5.000%	11/1/32	6,180	6,644
California State University College & University Revenue	5.000%	11/1/32	5,335	5,599
California State University College & University Revenue	5.000%	11/1/33	6,270	6,736
California State University College & University Revenue	5.000%	11/1/33	10,155	10,655
California State University College & University Revenue	4.000%	11/1/34	665	728
California State University College & University Revenue	5.000%	11/1/34	5,000	5,365
California State University College & University Revenue	5.000%	11/1/34	8,560	9,561
California State University College & University Revenue	4.000%	11/1/35	580	628
California State University College & University Revenue	5.000%	11/1/35	8,000	8,564
California State University College & University Revenue	5.000%	11/1/35	13,205	13,632
California State University College & University Revenue	5.000%	11/1/35	5,000	5,561
California State University College & University Revenue	3.125%	11/1/36	100	98
California State University College & University Revenue	5.000%	11/1/36	1,435	1,531
California State University College & University Revenue	5.000%	11/1/36	3,050	3,188
California State University College & University Revenue	5.000%	11/1/36	10,555	11,697
California State University College & University Revenue	5.000%	11/1/37	3,895	4,140
California State University College & University Revenue	5.000%	11/1/37	10,465	11,530
California State University College & University Revenue	5.000%	11/1/38	5,495	6,031
California State University College & University Revenue	5.000%	11/1/39	1,725	1,914
California State University College & University Revenue	3.000%	11/1/40	1,720	1,547
California State University College & University Revenue	5.000%	11/1/41	20,815	21,624
California State University College & University Revenue	5.000%	11/1/41	1,285	1,502
California State University College & University Revenue	5.000%	11/1/42	3,250	3,422
California State University College & University Revenue	5.000%	11/1/42	1,000	1,164
California State University College & University Revenue	5.000%	11/1/43	1,000	1,158
California State University College & University Revenue	5.000%	11/1/44	1,250	1,443
California State University College & University Revenue PUT	1.600%	11/1/26	28,940	26,901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue PUT	3.125%	11/1/26	5,000	5,009
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,817
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	9,248
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	2,795	2,650
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	11,373
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,260	5,298
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,551
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,605
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	931
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	7,142
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	11,435
[15]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	214	150
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,095
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	200
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	500
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	400	400
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	600	603
[15]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	223	156
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	775
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	416
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	162
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	762
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	615	622
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	432
[15]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	196	137
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	2,120	2,164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,616
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	474
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	359
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	810	838
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	550	575
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	400	410
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	184
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,395	1,442
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,149
[15]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	219	153
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	1,997
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	634
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	166
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,526
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	161
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	670	697
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,479
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,080
[15]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	246	172
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	3,400	3,472
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,160
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,560
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	438
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,610
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	850	933
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	425	449
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,052
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	110
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	975	1,024
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	860
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,472
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,190	3,385
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,275	3,379
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	491
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,337
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	725	776
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,496
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,042
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	15,365	15,526
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,778
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,585
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,777
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	720
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	495	567
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	488
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,049
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	303
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,750	1,838
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,021
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,460	1,541
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,465
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,225	1,337
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	645	737
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	494
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,178
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,345	1,411
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,495	3,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	525	536
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,450	1,528
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,334
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,677
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	259
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,815	1,984
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	680	773
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,419
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,725	1,808
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,000	2,108
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,221
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,112
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	715	810
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,562
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,075	2,172
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/34	875	884
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,067
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	355
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,790
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,400	1,578
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/34	1,500	1,508
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	830	873
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,673
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,565
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,596
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	949
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,374
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	637
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,066
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,635
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	500	556
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	738
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	755
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	188
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,250	1,266
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	655
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	350	386
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,076
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,038
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,480	1,457
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,118
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	400	437
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	3,060
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,893
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	4,500	4,510
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,580
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,495	3,432
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,221
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,132
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,520	1,498
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,187
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	567
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,101
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/43	4,400	4,236
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	2,325	2,232
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,096
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	700	698
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	4,950	4,777
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,431
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	307
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	342
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	636
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	536
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	758
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	19,843
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	22,495	23,239
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	18,275	20,458
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,625	9,655
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	4,985	5,581
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,540	6,202
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,575	4,602
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,200	4,225
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,790	3,812
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/26	700	706
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	2,645	2,755
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,040	4,207
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,000	4,166
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,795	4,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	1,000	1,041
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	5,390	5,795
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	10,425	11,209
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/33	2,090	2,054
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/43	5,830	5,911
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,252
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	900	902
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,023
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,486
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,063
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,124
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,146
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,049
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	922
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,530
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,448
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,121
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,786
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.600%	1/15/36	2,380	2,381
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,094
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	3,038
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,542
[6,11]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.900%	3/7/24	8,740	8,740
[6,11]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.900%	3/7/24	5,285	5,285
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,539
[6]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.900%	3/1/24	41,722	41,722
[6]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.900%	3/1/24	49,515	49,515
[6]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	3.800%	3/7/24	11,000	11,000
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/28	2,275	2,287
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/31	1,140	1,117
	California Statewide Communities Development Authority Special Assessment Revenue	4.250%	9/2/32	2,265	2,274
	California Statewide Communities Development Authority Special Assessment Revenue	4.750%	9/2/33	1,435	1,463
	California Statewide Communities Development Authority Special Assessment Revenue	5.125%	9/2/42	1,495	1,522
	California Statewide Communities Development Authority Special Assessment Revenue	5.250%	9/2/43	1,500	1,538
	California Statewide Communities Development Authority Special Assessment Revenue (Infrastructure Program)	4.000%	9/2/28	3,040	3,056
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/38	500	527
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,444
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/43	1,000	1,062
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,162
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,243
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,639
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,322
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,790
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,411
	Carlsbad Unified School District GO	6.125%	8/1/31	145	174
	Carlsbad Unified School District GO	4.000%	5/1/33	720	743
	Carlsbad Unified School District GO	3.000%	8/1/33	300	297
	Carlsbad Unified School District GO	4.000%	5/1/34	685	707
	Carlsbad Unified School District GO	3.000%	8/1/34	500	494
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,090
	Carlsbad Unified School District GO	3.000%	8/1/35	500	490
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,153
	Carlsbad Unified School District GO	3.000%	8/1/36	500	479
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,313
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	128
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	243
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	281
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	282
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	344
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	342
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	343
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	399
	Castro Valley Unified School District GO	4.000%	8/1/33	750	776
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	100
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	126
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	127
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	401
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	109
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	439
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	316
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	392
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,017
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	2,720	2,829
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,250	1,298
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	419
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	303
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	306
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	309
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	260
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	314
[5]	Center Unified School District GO	4.000%	8/1/34	210	221
[5]	Center Unified School District GO	3.000%	8/1/35	950	935
[5]	Center Unified School District GO	3.000%	8/1/36	535	522
[5]	Center Unified School District GO	3.000%	8/1/38	1,310	1,219
[5]	Center Unified School District GO	3.000%	8/1/40	600	538
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,461
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,436
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,437
[1]	Centinela Valley Union High School District GO	3.000%	8/1/36	3,205	2,995
	Central Unified School District GO	0.000%	8/1/33	500	358
	Central Unified School District GO	0.000%	8/1/34	300	206
	Central Unified School District GO	0.000%	8/1/35	300	197
	Central Unified School District GO	0.000%	8/1/36	235	147
	Central Unified School District GO	0.000%	8/1/37	500	296
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	991
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,580	1,550
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	639
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	2,800	2,632
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	13,605	13,722
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,760
	Chabot-Las Positas Community College District GO	5.000%	8/1/41	1,250	1,439
	Chabot-Las Positas Community College District GO	5.000%	8/1/42	1,800	2,060
	Chabot-Las Positas Community College District GO	5.000%	8/1/43	2,120	2,416
	Chaffey Community College District GO	3.000%	6/1/39	1,975	1,791
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	623
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,312
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	335
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,687
	Chaffey Joint Union High School District GO	0.000%	8/1/28	530	459
	Chaffey Joint Union High School District GO	0.000%	8/1/29	515	431
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	724
	Chaffey Joint Union High School District GO	0.000%	8/1/30	450	364
	Chaffey Joint Union High School District GO	0.000%	8/1/31	455	354
	Chaffey Joint Union High School District GO	0.000%	8/1/32	525	393
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	728
	Chaffey Joint Union High School District GO	0.000%	8/1/33	700	503
	Chaffey Joint Union High School District GO	0.000%	8/1/34	890	611
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	405
	Chaffey Joint Union High School District GO	0.000%	8/1/35	1,090	699
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	603
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	406
	Chico CA Sewer Revenue	5.000%	12/1/26	415	441
	Chico Unified School District GO	4.000%	8/1/28	300	318
	Chico Unified School District GO	4.000%	8/1/30	300	323
	Chico Unified School District GO	4.000%	8/1/32	280	301
	Chico Unified School District GO	4.000%	8/1/33	300	320
	Chico Unified School District GO	5.000%	8/1/33	750	777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chico Unified School District GO	4.000%	8/1/34	500	532
	Chico Unified School District GO	3.000%	8/1/38	900	825
	Chico Unified School District GO	3.000%	8/1/39	765	689
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,328
	Chico Unified School District GO	4.000%	8/1/41	3,180	3,237
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,518
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/45	1,500	1,388
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,030
[5]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,208
[5]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,183
	Chino Valley Unified School District GO	0.000%	8/1/29	500	419
	Chino Valley Unified School District GO	0.000%	8/1/30	600	486
	Chino Valley Unified School District GO	0.000%	8/1/32	935	701
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	915
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	586
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	750
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,957
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,063
	Chula Vista Elementary School District GO	4.000%	8/1/41	4,000	4,183
	Chula Vista Elementary School District GO	4.000%	8/1/42	3,500	3,651
	Chula Vista Elementary School District GO	4.000%	8/1/43	6,415	6,656
	Chula Vista Elementary School District GO	4.000%	8/1/44	1,000	1,034
	Citrus Community College District GO	0.000%	6/1/34	3,000	2,127
[5]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,171
[5]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,080
[5]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,490
[5]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,915
[5]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,079
[5]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,075
[5]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,325
[5]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,347
[3]	Clovis Unified School District GO	0.000%	8/1/26	450	417
[3]	Clovis Unified School District GO	0.000%	8/1/27	2,000	1,800
[3]	Clovis Unified School District GO	0.000%	8/1/28	6,705	5,857
[3]	Clovis Unified School District GO	0.000%	8/1/29	1,115	944
[3]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,100
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,153
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,951
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,394
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,841
	Clovis Unified School District GO	5.250%	8/1/40	650	735
[1]	Coachella Valley CA Unified School District GO	0.000%	8/1/34	2,245	1,568
[1]	Coachella Valley CA Unified School District GO	0.000%	8/1/39	3,405	1,830
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,581
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,669
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,197
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,762
	Coast Community College District GO	3.000%	8/1/38	3,995	3,718
	Coast Community College District GO, Prere.	0.000%	8/1/25	8,000	5,457
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/40	3,110	1,579
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,676
[5]	Compton CA Unified School District COP	4.000%	6/1/24	345	345
[5]	Compton CA Unified School District COP	5.000%	6/1/25	405	414
[5]	Compton CA Unified School District COP	5.000%	6/1/26	475	496
[5]	Compton CA Unified School District COP	5.000%	6/1/27	555	592
[5]	Compton CA Unified School District COP	5.000%	6/1/28	335	358
[5]	Compton CA Unified School District COP	5.000%	6/1/29	275	294
[5]	Compton CA Unified School District COP	5.000%	6/1/31	270	289
[5]	Compton CA Unified School District COP	5.000%	6/1/32	530	567
[5]	Compton CA Unified School District COP	4.000%	6/1/33	250	257
[5]	Compton CA Unified School District COP	4.000%	6/1/35	400	410
[5]	Compton CA Unified School District COP	4.000%	6/1/36	400	407
[5]	Compton CA Unified School District GO	5.000%	6/1/25	785	805
[5]	Compton CA Unified School District GO	5.000%	6/1/26	835	877
[5]	Compton CA Unified School District GO	5.000%	6/1/27	755	813
[5]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,232
[5]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,080
[5]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,279
[5]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,133
[5]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,058
[5]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	717
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,790	2,989
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	2,395	2,610
[1]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,958
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,209
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,193
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,620
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,907
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,882
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,288
	Contra Costa Community College District GO	5.000%	8/1/37	1,500	1,770
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,016
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,494
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	909
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,863
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,445
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,873
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,156
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,410
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,161
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,078
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	859
	Contra Costa Water District Water Revenue	5.000%	10/1/39	415	489
	Contra Costa Water District Water Revenue	5.000%	10/1/40	700	818
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,043
	Contra Costa Water District Water Revenue	5.000%	10/1/41	1,365	1,585
	Contra Costa Water District Water Revenue	5.000%	10/1/42	1,000	1,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Contra Costa Water District Water Revenue	5.000%	10/1/43	750	861
[7]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,263
[7]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,413
[7]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,342
[7]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,119
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,585
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,048
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,045
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,067
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	363
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	518
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	697
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,800	1,600
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	5,000	4,086
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	20,650	15,964
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	7,525	6,020
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	17,830	13,140
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	10,000	7,966
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,795
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,467
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,000	3,474
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	396
	Cupertino CA COP	4.000%	6/1/25	700	708
	Cupertino CA COP	4.000%	6/1/28	700	742
	Cupertino CA COP	4.000%	6/1/30	865	940
	Cypress School District GO	0.000%	8/1/29	1,845	1,559
[1]	Davis Joint Unified School District COP	4.000%	8/1/26	1,230	1,249
[5]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,200
[5]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,198
[5]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,579
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,589
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,480
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/39	1,030	957
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,754
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	980	974
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	1,630	1,622
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,325	2,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	5,845	6,234
	Desert Community College District GO	4.000%	8/1/33	700	758
	Desert Community College District GO	4.000%	8/1/43	2,000	2,073
	Desert Community College District GO	4.000%	8/1/44	3,440	3,536
	Desert Community College District GO	4.000%	8/1/45	5,000	5,101
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,079
[6]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	3.800%	3/7/24	8,400	8,400
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	100
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	171
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	177
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	208
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	132
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	127
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	430
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	200
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	381
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	233
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	291
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	243
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	309
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	137
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	542
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	492
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	600
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	624
	Dublin Unified School District GO	3.000%	8/1/41	1,150	1,008
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,086
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,407
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	973
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	723
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,616
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,176
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	8,666
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	1,902
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	8,822
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,295
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,697
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,958
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,685
[1]	East Side Union High School District GO	0.000%	8/1/27	300	267
[5]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,250
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,835
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,308
	East Side Union High School District GO	2.000%	8/1/30	6,640	6,079
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,274
	East Side Union High School District GO	2.000%	8/1/31	6,970	6,243
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,939
	East Side Union High School District GO	2.000%	8/1/32	7,320	6,470
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,968
[1]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,886
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,590	2,733
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,555	2,697
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,260
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	5,065
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,107
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	1,994
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	3,853
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,720
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,010
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,220
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,426
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,663
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,585
	El Camino Community College District Foundation GO	0.000%	8/1/34	2,000	1,421
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,163
[3]	El Camino Healthcare District GO	0.000%	8/1/29	2,860	2,405
[3]	El Camino Healthcare District GO	0.000%	8/1/30	3,740	3,039
[3]	El Camino Healthcare District GO	0.000%	8/1/31	4,410	3,455
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,127
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,981
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	690
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,371
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,459
[7]	El Monte CA City School District GO	0.000%	8/1/32	1,000	752
	El Monte Union High School District GO	4.000%	6/1/31	100	104
	El Monte Union High School District GO	4.000%	6/1/32	185	191
	El Monte Union High School District GO	4.000%	6/1/33	285	294
	El Monte Union High School District GO	4.000%	6/1/34	345	356
	El Monte Union High School District GO	4.000%	6/1/35	400	411
	El Monte Union High School District GO	4.000%	6/1/36	705	721
[5]	El Rancho Unified School District GO	5.500%	8/1/26	435	462
[5]	El Rancho Unified School District GO	5.000%	8/1/27	110	118
[5]	El Rancho Unified School District GO	5.500%	8/1/27	375	409
[5]	El Rancho Unified School District GO	5.500%	8/1/28	375	419
[5]	El Rancho Unified School District GO	5.500%	8/1/36	350	426
[5]	El Rancho Unified School District GO	5.500%	8/1/36	525	639
	El Rancho Unified School District GO	2.000%	8/1/37	4,335	3,396
[5]	El Rancho Unified School District GO	5.500%	8/1/37	320	387
[5]	El Rancho Unified School District GO	5.500%	8/1/38	225	270
[5]	El Rancho Unified School District GO	5.500%	8/1/39	300	358
[5]	El Rancho Unified School District GO	5.500%	8/1/40	625	743
[5]	El Rancho Unified School District GO	5.500%	8/1/41	600	711
[5]	El Rancho Unified School District GO	5.500%	8/1/42	1,000	1,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	El Rancho Unified School District GO	5.500%	8/1/43	750	884
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	770	927
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,059
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,083
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,835
[5]	Elk Grove Unified School District COP	3.000%	2/1/37	700	653
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	4,365
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	4,541
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,737
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,062
	Elk Grove Unified School District GO	2.000%	8/1/38	5,055	3,838
	Elk Grove Unified School District GO	2.000%	8/1/39	4,000	2,960
	Elk Grove Unified School District GO	2.000%	8/1/40	3,735	2,690
	Elk Grove Unified School District GO	4.000%	8/1/42	9,370	9,573
	Elk Grove Unified School District GO	4.000%	8/1/43	2,765	2,807
	Elk Grove Unified School District GO	4.000%	8/1/45	9,950	10,034
	Escondido CA GO	5.000%	9/1/25	1,000	1,029
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/37	1,325	1,380
[7]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,541
[7]	Escondido Union High School District GO	0.000%	8/1/31	4,280	3,388
[7]	Evergreen School District GO	0.000%	8/1/26	2,200	2,037
	Evergreen School District GO	4.000%	8/1/35	335	349
[7]	Fairfield CA COP	0.000%	4/1/33	3,345	2,433
[7]	Fairfield CA COP	0.000%	4/1/34	940	656
[7]	Fairfield CA COP	0.000%	4/1/36	3,835	2,438
	Fairfield CA Water Revenue	5.000%	4/1/42	4,845	5,089
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,090	1,086
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,081
	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	1,854
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,087
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,434
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,364
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,615
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,697
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,843
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	10,081	9,115
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	6,389	5,836
[6,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	29,666	25,800
[14,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,105	11,761
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	4,846	4,275
[14,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	29,877	23,669
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,320	12,546
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/33	1,205	879
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	855	880
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	151
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	171
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,908
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	115
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	160
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	1,245	1,147
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	168
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/45	1,000	872
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	462
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	244
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	481
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	503
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	110
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,735
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	268
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,822
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	274
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,913
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	275
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	287
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	143
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	204
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	256
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	416
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	610
	Fontana CA Special Tax Revenue	4.000%	9/1/45	150	140
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,299
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/26	1,000	931
[2,3]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	13,300
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,872
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	602
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/34	10,000	7,291
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	994
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	2,170
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	929
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	905
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,103
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	759
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,340
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	759
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.700%	1/15/25	2,130	2,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	353
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.800%	1/15/26	3,000	3,146
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	700	728
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.900%	1/15/27	5,000	5,411
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	825	871
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	418
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/29	2,000	2,229
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	483
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	818
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/31	1,000	1,171
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,285
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/32	6,500	7,641
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	4,328
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,445
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	9,757	10,104
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	4,730	3,358
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	2,000	1,367
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	18,000	11,180
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,845	9,785
	Foster City CA GO	4.000%	8/1/32	275	287
	Foster City CA GO	3.000%	8/1/33	500	498
	Foster City CA GO	3.000%	8/1/35	535	529
	Foster City CA GO	3.000%	8/1/38	950	888
	Foster City CA GO	3.000%	8/1/40	830	746
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,177
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,169
	Franklin-Mckinley School District GO	4.000%	8/1/42	1,885	1,952
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,130
[9]	Fremont Union High School District GO	5.000%	8/1/25	795	814
[9]	Fremont Union High School District GO	5.000%	8/1/26	400	420
[9]	Fremont Union High School District GO	5.000%	8/1/27	505	543
[9]	Fremont Union High School District GO	5.000%	8/1/28	750	823
[9]	Fremont Union High School District GO	5.000%	8/1/29	1,670	1,873
[9]	Fremont Union High School District GO	5.000%	8/1/30	1,325	1,516
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,004
[9]	Fremont Union High School District GO	5.000%	8/1/32	1,235	1,461
[9]	Fremont Union High School District GO	5.000%	8/1/33	1,135	1,359
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,093
[9]	Fremont Union High School District GO	5.000%	8/1/34	2,415	2,930
[9]	Fremont Union High School District GO	5.000%	8/1/35	2,500	3,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,964
	Fremont Union High School District GO	3.000%	8/1/39	2,125	1,947
	Fremont Union High School District GO	5.000%	8/1/40	4,650	5,291
	Fremont Union High School District GO	5.000%	8/1/41	2,930	3,315
	Fremont Union High School District GO	5.000%	8/1/41	4,920	5,566
	Fremont Union High School District GO	5.000%	8/1/42	4,915	5,536
	Fremont Union High School District GO	5.000%	8/1/43	4,460	5,010
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	1,600	1,635
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,725
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	1,495	1,600
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,097
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	797
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,257
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,603
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	565
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	521
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,623
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	571
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	573
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,180
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	673
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,269
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	600
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	634
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	560
	Fresno Unified School District GO	4.000%	8/1/28	385	408
	Fresno Unified School District GO	4.000%	8/1/29	550	580
	Fresno Unified School District GO	4.000%	8/1/30	570	598
	Fresno Unified School District GO	4.000%	8/1/31	485	508
	Fresno Unified School District GO	4.000%	8/1/32	385	403
	Fresno Unified School District GO	3.000%	8/1/33	1,000	993
	Fresno Unified School District GO	4.000%	8/1/33	665	693
	Fresno Unified School District GO	3.000%	8/1/34	1,215	1,205
	Fresno Unified School District GO	4.000%	8/1/34	450	467
	Fresno Unified School District GO	3.000%	8/1/35	685	670
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,575
	Fresno Unified School District GO	4.000%	8/1/36	670	706
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,043
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,136
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,030
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,656
	Fresno Unified School District GO	5.000%	8/1/39	900	1,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,535
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,990
	Fresno Unified School District GO	5.000%	8/1/41	500	551
	Fresno Unified School District GO	5.000%	8/1/42	500	549
[5]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,522
[5]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,347
[5]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,358
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,323
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	932
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,252
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,333
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,421
	Gilroy Unified School District GO	4.000%	8/1/38	485	494
	Glendale CA Community College District GO	0.000%	8/1/25	365	347
	Glendale CA Community College District GO	0.000%	8/1/26	360	331
	Glendale CA Community College District GO	0.000%	8/1/27	515	459
	Glendale CA Community College District GO	0.000%	8/1/28	780	672
	Glendale CA Community College District GO	0.000%	8/1/29	570	475
	Glendale CA Community College District GO	0.000%	8/1/30	910	731
	Glendale CA Community College District GO	0.000%	8/1/31	900	696
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	747
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,266
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,375
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	14,378
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	8,794
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,401
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	25,011
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,773
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	26,548
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	10,020
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,347
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,793
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	7,571
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,698
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	21,775
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,801
[10]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	4,048
[5,10]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	2,990
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,357
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,862
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,278
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,470
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,783
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,423
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	5,844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	16,771
	Grossmont Union High School District GO	0.000%	8/1/32	5,655	4,252
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	10,063
[7]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,347
[7]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	19,009
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,267
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,288
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	314
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,474
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	594
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	646
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/40	3,350	3,475
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/41	1,800	1,856
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/42	2,080	2,131
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/43	1,700	1,748
[1]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,466
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,664
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,474
[1]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,468
[1]	Hanford Joint Union High School District GO	0.000%	8/1/34	3,775	2,634
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	657
	Hartnell CA Community College District GO	4.000%	8/1/37	600	618
	Hartnell CA Community College District GO	3.000%	8/1/38	380	356
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,548
	Hartnell CA Community College District GO	3.000%	8/1/40	635	575
[6]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/45	5,000	4,311
	Hayward CA COP	5.000%	11/1/27	1,000	1,087
	Hayward CA COP	5.000%	11/1/28	1,000	1,107
	Hayward CA COP	5.000%	11/1/29	1,000	1,132
	Hayward CA COP	5.000%	11/1/30	1,000	1,153
	Hayward CA COP	5.000%	11/1/31	1,000	1,172
	Hayward CA COP	5.000%	11/1/32	1,000	1,190
	Hayward CA COP	5.000%	11/1/33	1,000	1,209
	Hayward CA COP	5.000%	11/1/34	1,000	1,211
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,086
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,258
	Hayward Unified School District COP	5.000%	8/1/35	585	623
	Hayward Unified School District COP	5.000%	8/1/36	1,360	1,442
	Hayward Unified School District COP	5.000%	8/1/37	1,000	1,055
	Hayward Unified School District COP	5.000%	8/1/38	1,000	1,051
	Hayward Unified School District COP	5.000%	8/1/39	2,035	2,132
	Hayward Unified School District COP	5.250%	8/1/40	2,295	2,416
	Hayward Unified School District COP	5.250%	8/1/41	2,575	2,707
	Hayward Unified School District COP	5.250%	8/1/42	2,875	3,021
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hayward Unified School District GO	0.000%	8/1/33	1,045	757
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	956
[1]	Hayward Unified School District GO	0.000%	8/1/34	1,025	713
[5]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,902
[5]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,587
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,036
[5]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,392
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	842
[5]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,672
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,579
[5]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,043
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,075
[5]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,165
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,491
[5]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,377
[5]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,377
[5]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,344
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,492
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,273
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,068
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	4,968
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,177
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	618
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	390
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	966
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,275
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	558
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	588
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	365
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,191
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,291
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,474
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,557
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,723
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,912
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	2,009
[5]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,013
[3]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,688
[3]	Huntington Beach Union High School District GO	0.000%	8/1/33	2,870	2,104
[1,2]	Huntington Beach Union High School District GO	0.000%	8/1/34	970	686
[3]	Huntington Beach Union High School District GO	0.000%	8/1/35	7,320	4,939
[5]	Imperial Community College District GO	0.000%	8/1/24	500	493
[5]	Imperial Community College District GO	0.000%	8/1/25	725	690
[5]	Imperial Community College District GO	0.000%	8/1/26	1,005	926
[5]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,397
[5]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,609
[5]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,646
[3]	Imperial Community College District GO	0.000%	8/1/30	330	266
[7]	Imperial Community College District GO	0.000%	8/1/33	1,210	876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	646
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,610
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/24	200	200
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	171
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	187
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	189
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	277
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	314
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	295
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	229
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	625
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,064
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	720
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,630
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	531
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,292
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,083
[5]	Inglewood Unified School District GO	4.000%	8/1/25	300	303
[5]	Inglewood Unified School District GO	4.000%	8/1/27	250	258
[5]	Inglewood Unified School District GO	5.000%	8/1/29	350	377
[5]	Inglewood Unified School District GO	5.000%	8/1/30	400	431
[5]	Inglewood Unified School District GO	5.000%	8/1/33	500	538
[5]	Inglewood Unified School District GO	5.000%	8/1/34	600	647
[5]	Inglewood Unified School District GO	4.000%	8/1/35	500	510
[5]	Inglewood Unified School District GO	4.000%	8/1/37	260	264
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	200	201
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	850	855
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	256
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	450	459
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	510
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	314
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	818
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	400
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,481
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	564
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	551
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,375
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	362
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	292
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	565	598
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	422
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	261
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	285
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	360
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	511
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/27	1,235	1,296
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/28	2,500	2,625
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/29	4,000	4,201
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/37	2,750	2,871
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/38	2,500	2,601
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,194
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/32	3,650	3,864
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/33	2,790	2,952
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/34	1,300	1,376
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/36	1,000	1,055
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/33	1,000	1,056
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/34	2,000	2,113
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/36	2,665	2,808
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,220	1,227
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,295	1,344
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	159
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	555
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	393
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	408
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	219
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	212
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	383
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	476
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,085	1,148
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	264
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	449
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	538
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	272
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	368
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	287
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	560	564
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	274
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	246
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/29	90	95
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/30	100	107
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/31	150	160
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/32	100	107
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/33	150	159
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/34	100	106
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/35	355	374
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/36	640	666
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/40	1,025	1,045
	Jefferson Union High School District GO	4.000%	8/1/33	200	208
	Jefferson Union High School District GO	4.000%	8/1/34	125	129
	Jefferson Union High School District GO	3.000%	8/1/35	150	147
	Jefferson Union High School District GO	3.000%	8/1/36	250	235
	Jefferson Union High School District GO	5.000%	8/1/36	170	203
	Jefferson Union High School District GO	5.000%	8/1/36	300	359
	Jefferson Union High School District GO	3.000%	8/1/37	275	253
	Jefferson Union High School District GO	5.000%	8/1/37	130	154
	Jefferson Union High School District GO	5.000%	8/1/37	310	367
	Jefferson Union High School District GO	5.000%	8/1/38	135	158
	Jefferson Union High School District GO	4.000%	8/1/39	400	405
	Jefferson Union High School District GO	5.000%	8/1/39	500	581
	Jefferson Union High School District GO	5.000%	8/1/40	340	393
	Jefferson Union High School District GO	5.000%	8/1/41	1,000	1,152
	Jefferson Union High School District GO	5.000%	8/1/42	750	859
	Jefferson Union High School District GO	5.000%	8/1/43	500	571
	Jefferson Union High School District GO	5.000%	8/1/44	750	853
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	150
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	101
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	102
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	101
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,773
[5]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	380
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,025
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,766
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,925
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	622
	Jurupa Unified School District Special Tax Revenue	4.000%	9/1/43	2,665	2,472
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	4,289
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,115	2,502
[5]	Kern Community College District COP	3.000%	6/1/33	500	488
[3]	Kern Community College District GO	0.000%	11/1/27	7,375	6,568
[1]	Kern Community College District GO	0.000%	11/1/29	4,160	3,486
	Kern Community College District GO	4.000%	8/1/31	520	565
	Kern Community College District GO	5.250%	8/1/39	1,400	1,663
	Kern Community College District GO	5.250%	8/1/40	1,200	1,417
	Kern Community College District GO	5.250%	8/1/41	1,000	1,176
	Kern High School District GO	5.000%	8/1/28	1,000	1,115
	Kern High School District GO	5.000%	8/1/29	750	858
	La Canada Unified School District GO	4.000%	8/1/33	510	538
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	156
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	207
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	233
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	253
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	257
	La Mesa-Spring Valley School District GO	4.000%	8/1/42	375	381
	La Mesa-Spring Valley School District GO	4.000%	8/1/43	500	507
[3]	Lake Tahoe Unified School District GO	0.000%	8/1/27	1,585	1,421
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	498
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	438
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	616
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,382
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,151
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,893
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	950
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,057
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,267
	Las Virgenes Unified School District GO	5.000%	8/1/44	4,425	5,019
	Liberty Union High School District GO	4.000%	8/1/30	750	781
[1]	Liberty Union High School District GO	0.000%	8/1/31	4,445	3,470
	Liberty Union High School District GO	4.000%	8/1/31	565	587
	Liberty Union High School District GO	4.000%	8/1/32	250	262
	Liberty Union High School District GO	3.000%	8/1/35	670	655
	Liberty Union High School District GO	3.000%	8/1/36	750	714
	Liberty Union High School District GO	3.000%	8/1/37	825	769
	Liberty Union High School District GO	3.000%	8/1/38	900	825
	Liberty Union High School District GO	3.000%	8/1/39	1,000	901
	Liberty Union High School District GO	3.000%	8/1/40	1,000	885
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,457
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	1,145	1,148
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	564
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,047
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,113
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,386
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,780
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,618
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,725
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,448
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,776
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,369
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,215
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	447
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	103
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	359
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	675
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	230	245
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	345
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	511
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	548
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	781
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	759
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,135
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	799
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	617
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	493
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	376
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	644
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	442
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	267
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	224
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	696
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	754
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	908
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,521
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,109
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,572
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,009
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	810
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,372
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,454
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	767
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,124
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	149
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,000	1,062
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	5,680	6,255
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,445	3,877
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,323
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	17,245	19,761
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.410%	5.141%	11/15/25	16,845	16,838
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	5.161%	11/15/26	10,010	10,003
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	597
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	593
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	682
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,179
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	413
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	875
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	583
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,156
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	595
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	728
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	574
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	2,874
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,358
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,276
	Long Beach Community College District GO	4.000%	8/1/34	600	620
	Long Beach Community College District GO	4.000%	8/1/35	705	728
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,666
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,898
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,058
	Long Beach Community College District GO	3.000%	8/1/39	1,115	1,001
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,326
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,143
[5,6]	Long Beach Community College District GO TOB VRDO	3.600%	3/1/24	7,154	7,154
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	834
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	154
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	156
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	211
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	213
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	244
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	396
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	367
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	411
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	441
[7]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,524
[7]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,344
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,485
[7]	Long Beach Unified School District GO	0.000%	8/1/31	2,890	2,282
	Long Beach Unified School District GO	0.000%	8/1/31	2,255	1,680
[7]	Long Beach Unified School District GO	0.000%	8/1/32	2,290	1,743
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,073
[7]	Long Beach Unified School District GO	0.000%	8/1/33	5,250	3,849
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,132
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,041
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,593
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,783
	Long Beach Unified School District GO	3.000%	8/1/42	3,000	2,601
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	8,943
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	1,998
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,626
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,196
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	9,306
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	650
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,090
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,336
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,224
	Los Angeles CA Community Facilities District No. 2021-0 County 1 Special Tax Revenue	5.000%	9/1/42	1,500	1,535
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,030
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	1,982
[6]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	3.800%	3/7/24	44,340	44,340
	Los Angeles CA Unified School District COP	5.000%	10/1/27	4,745	5,136
	Los Angeles CA Unified School District COP	5.000%	10/1/28	4,200	4,650
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	482
	Los Angeles CA Unified School District COP	5.000%	10/1/29	5,725	6,475
[5]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	558
	Los Angeles CA Unified School District GO	5.000%	7/1/26	10,875	11,485
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	3,581
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,190
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,553
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,704
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	10,131
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,048
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,215
	Los Angeles CA Unified School District GO	4.000%	7/1/31	10,000	10,978
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,143
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,282
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,146
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,553
	Los Angeles CA Unified School District GO	3.000%	1/1/34	10,000	9,927
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,510
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,925
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	5,952
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,893
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,601
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,790
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,080
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,511
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/37	1,000	1,079
	Los Angeles CA Unified School District GO	5.000%	7/1/37	3,000	3,566
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,098
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,511
	Los Angeles CA Unified School District GO	5.000%	7/1/38	4,000	4,298
	Los Angeles CA Unified School District GO	5.000%	7/1/38	2,480	2,925
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,152
	Los Angeles CA Unified School District GO	4.000%	7/1/39	14,605	15,160
	Los Angeles CA Unified School District GO	4.000%	7/1/39	10,000	10,478
	Los Angeles CA Unified School District GO	5.000%	7/1/39	3,750	4,405
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,349
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,233
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,050	4,205
	Los Angeles CA Unified School District GO	5.000%	7/1/40	1,500	1,747
	Los Angeles CA Unified School District GO	4.000%	7/1/41	5,465	5,665
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,335	1,546
	Los Angeles CA Unified School District GO	5.000%	7/1/41	3,000	3,522
	Los Angeles CA Unified School District GO	5.000%	7/1/42	2,975	3,433
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,315
	Los Angeles CA Unified School District GO	4.000%	7/1/44	9,040	9,234
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,127
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,564
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	4,615
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,563
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,051
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,207
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,222
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,713
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,504
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,940
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,435
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	5,320	5,691
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,502
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,590
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,456
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	6,245
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	5,412
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,548
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,682
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	6,615

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	8,114
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,495	4,854
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,415
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,732
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,497
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,355
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,412
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,623
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,480
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,531
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,403
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	26,680
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,603
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,461
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,442
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,378
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	22,743
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,996
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	7,233
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,764
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	1,595	1,692
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,270
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,831
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,873
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	7,205	7,601
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,781
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	8,049
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,286
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,820
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	4,023

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,086
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,060
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,008
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,066
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,144
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	893
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,490	1,705
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	938
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	988
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,284
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,039
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,280
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,089
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,323
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,139
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,355
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,189
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,193
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,243
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,375
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,299
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,066
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,840
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,365
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,719
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,180	1,218
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,430
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	5,000	5,463
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,532
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	801

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,095
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	1,031
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,000	1,193
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,369
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/32	1,375	1,677
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,525
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	8,642
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	7,687
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	3,917
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,574
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,071
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	1,804
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,051
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,100	1,218
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,247
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	728
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,188
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	945	1,117
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	930	1,095
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,000	1,202
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,938
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,785	2,101
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,104
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,440
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,198
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,345
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,089
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,987
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,752

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	250	303
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,437
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,364
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,054
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,897
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	934
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,904
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,668
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,887
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,470
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	1,250	1,456
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	18,065	18,915
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,496
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,494
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,595
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,659
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	615	726
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	6,655	6,943
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,423
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,909
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,808
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,850
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,562
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,880
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,345	1,411
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,996
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,095
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	7,973
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,439
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	2,089

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	9,126
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	3,013
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,053
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,843
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,016
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	750	783
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,218
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,340	2,468
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	8,030	8,182
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,225
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	965	1,005
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,512
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,300	1,306
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,173
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	21,480	21,846
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,654
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	10,050	10,212
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,681
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,010
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	6,510	7,170
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,180
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	28,460	28,910
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,540
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	7,570	9,047
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,750	2,054
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,404
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	20,535	22,325
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,089
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,613
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	25,260	27,344

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,755	2,035
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,411
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,606
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,586
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,000	1,158
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,725	2,736
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,105	9,120
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,402
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,901
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,152
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,275	1,457
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	21,765	24,350
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,407
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,734
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,327
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	35,390	39,644
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10,545	12,058
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,500	1,704
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	7,280	8,433
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,665	1,755
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	9,265	9,696
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	8,950	9,787
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,419
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,750	7,694
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,835	2,078
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	4,510	5,206
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,025	6,932
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,365	1,570
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,155	2,470
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	1,835

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	5,751
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,526
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,254
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	5,957
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	3,000	3,383
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	7,865
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,145	1,294
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	8,028
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,720	3,186
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,972
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,500	4,013
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,200	3,718
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	11,354
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,315	3,789
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,960	4,526
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,340	3,867
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	3,335	3,849
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,174
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	1,861
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,290
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	8,063
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	8,677
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	13,522
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	10,390
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,166
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	950
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,573
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,133
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	7,885	8,001
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	10,121
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,785
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	5,113
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	4,077
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/40	1,985	2,233
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/27	1,550	1,669
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/28	1,700	1,876
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/29	1,625	1,825
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/30	1,625	1,876
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/31	2,785	3,279
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/32	1,850	2,218
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/40	1,210	1,419
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	11/1/40	5,000	5,709
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/41	1,300	1,515
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/42	1,000	1,158
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/43	1,000	1,151
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,189
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,239
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,196
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,243
	Los Rios Community College District GO	3.000%	8/1/35	1,035	991
	Los Rios Community College District GO	4.000%	8/1/35	250	258
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,124
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,212
[3]	Madera Unified School District GO	0.000%	5/1/30	3,000	2,444
[3]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,148
[3]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	1,994
	Manhattan Beach Unified School District GO	0.000%	9/1/31	965	756
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	276
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	394
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	345
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	577
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,134
[3]	Manteca Unified School District GO	0.000%	8/1/28	3,180	2,768
[3]	Manteca Unified School District GO	0.000%	8/1/33	5,435	3,962
[3]	Manteca Unified School District GO	0.000%	8/1/34	5,425	3,800
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,032
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,032
	Marin Community College District GO, Prere.	4.000%	8/15/27	800	843
	Marin Community College District GO, Prere.	4.000%	8/15/27	7,660	8,073
	Marin Community College District GO, Prere.	4.000%	8/15/27	2,945	3,104
	Marin Community College District GO, Prere.	4.000%	8/15/27	1,900	2,002
	Marin Community College District GO, Prere.	4.000%	8/15/27	3,030	3,193
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,034
	Marin Healthcare District GO	5.000%	8/1/32	1,850	1,912
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,394
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,316
	Marin Municipal Water District Water Revenue	4.000%	6/15/25	2,495	2,524
	Marin Municipal Water District Water Revenue	4.000%	6/15/26	2,590	2,662
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,141
[5]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,286
	Menifee CA Special Tax Revenue	5.000%	9/1/38	500	535
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	435
	Menifee CA Special Tax Revenue	5.000%	9/1/43	600	627
	Menifee Union School District GO	4.000%	8/1/29	165	177
	Menifee Union School District GO	4.000%	8/1/30	200	217
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	501
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	751
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,070
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,297
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,946
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,853
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,239
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	2,993
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,866
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	1,500	1,757
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	2,000	2,390
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/32	1,000	1,218
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,809
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/36	1,250	1,495
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	1,200	1,417
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,789
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,592
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,974
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,127
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	9,170	10,364
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,159
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,317
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	3,325	3,420
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,895	1,854
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,692
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,477
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,586
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,716
[3]	Modesto High School District GO	0.000%	8/1/26	5,010	4,636
	Modesto High School District GO	5.000%	8/1/39	850	983
	Modesto High School District GO	5.000%	8/1/40	505	577
	Modesto High School District GO	5.000%	8/1/41	710	807
	Modesto High School District GO	5.000%	8/1/42	840	950
	Modesto High School District GO	5.000%	8/1/43	1,185	1,330
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,529
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	1,908
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,340
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,588
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,200
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,000	2,053
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	700
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	643
[3]	Montebello Unified School District GO	0.000%	8/1/26	1,000	918
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,648
	Monterey Park Public Financing Intergovernmetal Agreement Revenue	4.000%	6/1/41	1,200	1,218
	Monterey Peninsula Community College District GO	4.000%	8/1/41	475	496
	Monterey Peninsula Community College District GO	4.000%	8/1/42	440	457
	Monterey Peninsula Community College District GO	4.000%	8/1/43	880	907
	Monterey Peninsula Community College District GO	4.000%	8/1/44	700	717
	Monterey Peninsula Community College District GO	4.000%	8/1/45	775	788

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monterey Peninsula Unified School District GO	4.000%	8/1/36	13,815	13,906
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	3,000	3,113
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/35	250	271
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/36	465	499
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/37	365	387
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/38	325	340
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/39	1,470	1,528
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/40	825	847
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/41	1,620	1,656
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,314
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,100
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	780
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	862
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	964
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	200	211
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,063
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	225	243
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/28	250	275
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,246
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	425	476
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/30	850	968
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,460
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	966
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/36	575	674
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/37	1,500	1,738
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/40	600	680
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	418
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	209
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,914
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,000	3,395
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,405
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	499
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	346
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	298
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	375
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	478
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	229
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	591
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	354
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	615
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	427
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	427
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	346
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	318
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	343
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,053
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	330
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	312
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	309
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	283
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	5,320	5,454
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	359
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,239
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,522
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,470
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	548
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	383
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	492
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,318
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	284
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	545
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,100
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,355
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,290
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	570	612
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	170	183
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	1,915	2,057
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	16,348
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	14,395
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	17,830	22,613
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	12,935	16,613
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,950	20,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	18,100	23,246
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	714
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,429
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	348
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,325
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,755
	Napa Valley Unified School District GO	0.000%	8/1/29	2,000	1,682
	Napa Valley Unified School District GO	0.000%	8/1/33	6,070	4,442
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,434
[1]	Natomas Unified School District GO	4.000%	8/1/45	1,450	1,443
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,375
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	600
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,415
	New Haven Unified School District GO	4.000%	8/1/29	100	105
	New Haven Unified School District GO	4.000%	8/1/30	100	105
	New Haven Unified School District GO	4.000%	8/1/31	100	105
	New Haven Unified School District GO	4.000%	8/1/32	100	105
	New Haven Unified School District GO	4.000%	8/1/35	325	337
	New Haven Unified School District GO	4.000%	8/1/36	155	160
	New Haven Unified School District GO	4.000%	8/1/37	300	309
	New Haven Unified School District GO	4.000%	8/1/38	805	820
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,047
[5]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,218
[5]	Newark CA Unified School District GO	4.000%	8/1/38	885	926
[5]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	1,037
[5]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	1,032
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/38	1,025	1,041
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/43	725	775
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,244
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	3,983
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,508
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,214
[3]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,209
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	10,962
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,391
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	511
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,687
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,863
[5]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	868
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	600	678
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,128
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	280	298
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	465
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,116
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	947
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,606
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	844
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,775	3,245
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	534
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,336
[5]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,305
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	534
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,212
[3]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,175
	North Orange County CA Community College District GO	4.000%	8/1/33	375	400
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,646
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,938
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,938
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	109,045	109,085
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,348
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,260
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,864
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,453
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,675
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,495
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,455
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,232
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,651
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,297
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,580
[15]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	236
[3]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/26	750	695
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	601
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,291
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	805
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	883
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,499
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,485
	Oak Grove School District GO	0.000%	8/1/27	1,700	1,535
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,341
[4]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/31	1,915	1,581
[4]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/32	1,030	849
	Oakland CA GO	2.000%	1/15/34	5,505	4,755
	Oakland CA GO	2.000%	1/15/35	4,480	3,824
	Oakland CA GO	2.125%	1/15/36	4,735	4,023
	Oakland CA GO	3.000%	1/15/40	6,580	5,913
	Oakland Unified School District/Alameda County GO	5.000%	8/1/36	1,135	1,209
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,657
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,182
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	13,250	11,453
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	4,408
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	4,762
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,615	2,694
[7]	Oceanside CA Unified School District GO	0.000%	8/1/29	3,170	2,673
[7]	Oceanside CA Unified School District GO	0.000%	8/1/30	2,050	1,671
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	525
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,363
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,004
	Ontario CA Special Tax Revenue	4.000%	9/1/33	3,510	3,535
	Ontario CA Special Tax Revenue	5.000%	9/1/38	1,205	1,277
	Ontario CA Special Tax Revenue	5.250%	9/1/43	1,000	1,055
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,291
	Ontario Montclair School District GO	5.000%	8/1/43	2,065	2,349
	Orange County CA Ocean View School District GO	5.000%	8/1/42	1,105	1,272
	Orange County CA Ocean View School District GO	5.000%	8/1/44	1,385	1,578
	Orange County CA Ocean View School District GO	5.000%	8/1/45	1,125	1,277
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/27	500	539
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/28	900	993
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/29	1,000	1,126
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,220
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Water District Water Revenue	5.000%	8/15/32	860	980
	Orange County Water District Water Revenue	4.000%	8/15/35	790	836
	Orange Unified School District GO	5.000%	8/1/40	2,975	3,452
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,103
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,181
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,202
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	788
[7]	Oxnard School District GO	0.000%	8/1/31	1,520	1,176
[7]	Oxnard School District GO	0.000%	7/1/33	3,445	2,469
	Oxnard Union High School District GO	5.000%	8/1/26	850	897
	Oxnard Union High School District GO	5.000%	8/1/27	750	811
	Oxnard Union High School District GO	5.000%	8/1/29	850	924
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,082
	Oxnard Union High School District GO	4.000%	8/1/31	750	780
	Oxnard Union High School District GO	4.000%	8/1/32	325	343
	Oxnard Union High School District GO	4.000%	8/1/33	375	394
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,173
	Oxnard Union High School District GO	4.000%	8/1/36	750	777
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,659
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	233
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	258
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	308
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,232
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	475	476
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	805
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,400	1,364
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,104
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,153
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,275
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,190	1,222
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	565
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	870
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	736
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,434
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,351
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,521
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	795
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,123
[5]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/42	1,160	1,185
[5]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/44	800	898
	Palo Alto CA COP	2.125%	11/1/43	2,000	1,405
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,042
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,687
	Palomar Health COP	5.000%	11/1/24	965	969
	Palomar Health COP	5.000%	11/1/26	920	938
	Palomar Health COP	5.000%	11/1/27	750	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health COP	5.000%	11/1/32	4,550	4,684
[7]	Palomar Health GO	0.000%	8/1/24	5,130	5,059
[7]	Palomar Health GO	0.000%	8/1/26	1,250	1,155
	Palomar Health GO	5.000%	8/1/26	310	323
[3]	Palomar Health GO	0.000%	8/1/27	16,165	14,430
[7]	Palomar Health GO	0.000%	8/1/27	8,095	7,251
[7]	Palomar Health GO	0.000%	8/1/28	500	434
	Palomar Health GO	5.000%	8/1/28	1,640	1,719
	Palomar Health GO	5.000%	8/1/28	8,570	8,986
[7]	Palomar Health GO	0.000%	8/1/29	7,210	6,056
	Palomar Health GO	5.000%	8/1/29	875	919
	Palomar Health GO	5.000%	8/1/29	4,340	4,562
	Palomar Health GO	4.000%	8/1/30	2,150	2,199
	Palomar Health GO	5.000%	8/1/30	1,130	1,190
	Palomar Health GO	4.000%	8/1/31	1,550	1,578
	Palomar Health GO	5.000%	8/1/31	800	843
	Palomar Health GO	4.000%	8/1/32	5,010	5,078
	Palomar Health GO	5.000%	8/1/33	1,320	1,391
	Palomar Health GO	0.000%	8/1/34	225	153
	Palomar Health GO	4.000%	8/1/34	1,000	1,011
	Palomar Health GO	0.000%	8/1/35	595	387
	Palomar Health GO	4.000%	8/1/35	100	101
	Palomar Health GO	0.000%	8/1/36	510	315
	Palomar Health GO	4.000%	8/1/36	5,015	5,057
	Palomar Health GO	0.000%	8/1/37	1,210	707
	Palomar Health GO	3.000%	8/1/37	250	219
	Palomar Health GO	4.000%	8/1/37	4,195	4,213
[7]	Palomar Health GO	7.000%	8/1/38	3,510	4,072
[1]	Palomar Health GO	0.000%	8/1/39	10,690	5,770
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,401
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,345	4,396
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	3,750	3,823
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,000	3,060
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	352
[3]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	296
[3]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,462
[5]	Paramount Unified School District GO	4.000%	8/1/30	70	76
[5]	Paramount Unified School District GO	4.000%	8/1/31	125	136
[5]	Paramount Unified School District GO	4.000%	8/1/32	150	163
[5]	Paramount Unified School District GO	4.000%	8/1/33	145	157
[5]	Paramount Unified School District GO	4.000%	8/1/34	150	162
[5]	Paramount Unified School District GO	4.000%	8/1/35	300	321
[5]	Paramount Unified School District GO	4.000%	8/1/37	390	410
[5]	Paramount Unified School District GO	4.000%	8/1/38	690	717
[5]	Paramount Unified School District GO	4.000%	8/1/40	450	464
	Paramount Unified School District GO	0.000%	8/1/42	2,000	881
[5]	Paramount Unified School District GO	3.000%	8/1/45	2,000	1,646
	Pasadena Area Community College District GO	5.000%	8/1/41	825	953
	Pasadena Area Community College District GO	5.000%	8/1/42	1,000	1,147
	Pasadena Area Community College District GO	5.000%	8/1/43	500	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	3/1/32	1,900	1,449
	Pasadena Unified School District GO	5.000%	8/1/25	750	774
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,032
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,075
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,142
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	665
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	840
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,113
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,104
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	657
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,518
	Peralta Community College District GO	5.000%	8/1/26	650	686
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,540
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,083
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,536
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,213
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,232
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,329
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,695
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,449
	Peralta Community College District GO	4.000%	8/1/33	2,755	2,756
	Peralta Community College District GO	4.000%	8/1/34	2,865	2,866
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,099
	Peralta Community College District GO	4.000%	8/1/39	3,570	3,573
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,328
[3]	Perris CA Union High School District GO	0.000%	9/1/25	1,130	1,075
	Perris CA Union High School District GO	4.000%	9/1/30	215	231
	Perris CA Union High School District GO	4.000%	9/1/31	350	376
	Perris CA Union High School District GO	4.000%	9/1/33	600	640
	Perris CA Union High School District GO	3.000%	9/1/36	1,090	1,036
	Perris CA Union High School District GO	3.000%	9/1/38	800	733
	Perris CA Union High School District GO	3.000%	9/1/39	850	765
	Perris CA Union High School District GO	3.000%	9/1/40	1,000	885
[1]	Perris CA Union High School District GO	4.000%	9/1/40	2,000	2,044
	Perris CA Union High School District GO	2.125%	9/1/41	2,500	1,814
	Piedmont Unified School District GO	3.000%	8/1/39	180	165
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	861
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	907
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,229
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,295
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28	3,000	3,140
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,360
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,821
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	295
[1]	Pittsburg Unified School District GO	5.000%	8/1/39	1,100	1,253
[1]	Pittsburg Unified School District GO	5.000%	8/1/40	2,010	2,275
[1]	Pittsburg Unified School District GO	5.000%	8/1/41	3,325	3,749
[1]	Pittsburg Unified School District GO	5.000%	8/1/42	3,820	4,285
[1]	Pittsburg Unified School District GO	5.000%	8/1/43	2,000	2,230
[1]	Pittsburg Unified School District GO	4.125%	8/1/45	2,000	2,027
[6]	Pittsburg Unified School District GO TOB VRDO	3.420%	3/7/24	7,575	7,575
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,525
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,422
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,676
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	1,837
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	120
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,422
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,391
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	912
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,122
[1]	Placer Union High School District GO	0.000%	8/1/29	4,425	3,759
[1]	Placer Union High School District GO	0.000%	8/1/30	2,400	1,973
[1]	Placer Union High School District GO	0.000%	8/1/31	8,800	6,991
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	446
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	963
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	530
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	887
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	899
	Pleasanton Unified School District GO	5.000%	8/1/33	1,000	1,162
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,086
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,032
	Pleasanton Unified School District GO	5.000%	8/1/35	1,000	1,155
[5]	Pomona Unified School District GO	5.000%	8/1/26	450	453
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,198
	Pomona Unified School District GO	4.000%	8/1/37	920	965
	Pomona Unified School District GO	5.250%	8/1/38	1,000	1,180
	Pomona Unified School District GO	5.250%	8/1/40	1,000	1,164
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,400
	Pomona Unified School District GO	5.250%	8/1/43	1,500	1,722
	Port Commission of the City & County of San Francisco Port, Airport & Marina Revenue	4.000%	3/1/39	1,240	1,273
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,297
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,718
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,605
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	3,833
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	1,994
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,348
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,026
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/25	150	154
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/26	125	131
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/27	115	124
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/28	125	137
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/29	150	168
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/30	170	193
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/31	125	134
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/32	150	161
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/33	155	166
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/34	150	160
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/35	235	249
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/36	200	209
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/37	175	182
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/38	220	228
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/39	270	278
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/40	225	230
	Portola Valley School District GO	3.000%	8/1/35	875	863
	Portola Valley School District GO	3.000%	8/1/36	640	622
	Portola Valley School District GO	3.000%	8/1/37	700	662
	Portola Valley School District GO	3.000%	8/1/38	675	628
	Portola Valley School District GO	3.000%	8/1/39	725	663
	Portola Valley School District GO	3.000%	8/1/40	530	477
[5]	Poway Public Financing Authority Water Revenue	5.000%	6/1/40	550	630
[5]	Poway Public Financing Authority Water Revenue	5.000%	6/1/41	365	415
[5]	Poway Public Financing Authority Water Revenue	4.000%	6/1/43	1,230	1,273
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,419
	Poway Unified School District GO	0.000%	8/1/28	9,070	7,929
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,737
	Poway Unified School District GO	0.000%	8/1/30	100	82
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,880
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,477
	Poway Unified School District GO	0.000%	8/1/35	8,475	5,745
	Poway Unified School District GO	0.000%	8/1/36	9,420	6,072
	Poway Unified School District GO	0.000%	8/1/39	3,445	1,908
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	797
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	1,814
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	2,634
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	897
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	959
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	955	963
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,180	1,190
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,235	1,245
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,345	1,356
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,440	1,452
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,515	1,527
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,605	1,618
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	150
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	146
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	194
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	325
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	279
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	410
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	388
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	366
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	171
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	395
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	526
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	228
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	746
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	465
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	865
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	509
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	991
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	149
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	162
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	182
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	203
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	247
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	916
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,148
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	494
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	3,000	2,980
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,445
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	800	838
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	366
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,715
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,824
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,513
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,412
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,724
[1]	Rancho Santiago Community College District GO	0.000%	9/1/28	1,000	873
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	14,450	11,841
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	5,105	4,541
	Ravenswood CA City School District GO	4.000%	8/1/32	130	140
	Ravenswood CA City School District GO	4.000%	8/1/33	150	161
	Ravenswood CA City School District GO	4.000%	8/1/34	150	160
	Ravenswood CA City School District GO	4.000%	8/1/36	270	285
	Ravenswood CA City School District GO	4.000%	8/1/38	975	1,008
	Ravenswood CA City School District GO	4.000%	8/1/40	590	604
[5]	Ravenswood CA City School District GO	5.000%	8/1/43	2,075	2,338
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	849
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	747
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,048
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,448
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	879
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	383
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	699
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,038
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,039
[3]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	503
	Redwood City CA Special Tax Revenue	5.000%	9/1/29	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,703
[10]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,188
	Redwood City School District GO	3.000%	8/1/33	1,430	1,418
	Redwood City School District GO	3.000%	8/1/40	1,490	1,303
	Rialto CA Special Tax Revenue	5.000%	9/1/43	2,340	2,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,094
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,404
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	513
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	826
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	8,225	8,814
[5]	Rialto Unified School District GO	0.000%	8/1/28	115	99
[5]	Rialto Unified School District GO	0.000%	8/1/29	140	116
[5]	Rialto Unified School District GO	0.000%	8/1/30	665	532
[5]	Rialto Unified School District GO	0.000%	8/1/31	595	458
[5]	Rialto Unified School District GO	0.000%	8/1/32	925	684
[5]	Rialto Unified School District GO	0.000%	8/1/33	860	609
[5]	Rialto Unified School District GO	0.000%	8/1/34	400	271
[5]	Rialto Unified School District GO	0.000%	8/1/35	825	531
[5]	Rialto Unified School District GO	0.000%	8/1/36	720	438
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,557
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,203
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,482
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,083
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	839
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	75	78
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,152
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,354
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,805
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,127
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,382
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,345
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,845
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,756
[5]	Rio Elementary CA School District BAN GO	0.000%	7/1/28	3,000	2,583
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,612
	Rio Hondo CA Community College District GO	0.000%	8/1/35	5,000	3,362
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	415
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	335
[1]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/38	500	518
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	1,017
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,380
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/43	1,500	1,536
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,161
[6,11]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	3.900%	3/1/24	75,500	75,500
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,546
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/40	350	409
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/41	600	692
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/42	515	589
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	340	388
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	635
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,147
	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,450
	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,422
	Riverside Community College District GO	3.000%	8/1/33	770	770
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,880
	Riverside Community College District GO	3.000%	8/1/36	1,000	981
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,963
	Riverside Community College District GO	3.000%	8/1/37	2,125	2,031
	Riverside Community College District GO	3.000%	8/1/38	1,890	1,782
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,456
	Riverside Community College District GO	3.000%	8/1/39	2,110	1,950
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,235
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,423
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,384
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,173
[3]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,353
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	521
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,113
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,192
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,986
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,061
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,249
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,319
[5]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	3,817
[5]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,312
[5]	Riverside County Public Financing Authority Tax Allocation Revenue	4.000%	10/1/40	5,000	5,034
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,486
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	550
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	790
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	2,966
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,111
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	621
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,243
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/34	1,975	1,996
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,066
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/39	3,750	3,789
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	1,900	2,026
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	320
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,799
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,922
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,864
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,360
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,272
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	3,795	3,874
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,792
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,525
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	310
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	398
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	699
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	666
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	609
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	703
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	721
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,214
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,028
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,750	1,805
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,279
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,066
	Riverside Unified School District GO	4.000%	8/1/29	850	890
	Riverside Unified School District GO	4.000%	8/1/30	850	888
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,303
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,176
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,903
	Riverside Unified School District GO	3.000%	8/1/37	2,000	1,864
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,119
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,504
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,640
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/39	500	528
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/44	690	716
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,605
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,725
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,917
[3]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,924
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	115
	Romoland School District Special Tax Revenue	5.000%	9/1/38	250	268
	Romoland School District Special Tax Revenue	5.000%	9/1/43	440	460
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	266
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	372
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	3,425	3,451
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	55
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	50
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	110
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	100
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	221
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	121
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	207
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	207
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	202
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	244
	Roseville CA Special Tax Revenue	5.000%	9/1/29	500	504
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	126
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	86
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	168
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	269
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	252
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	578
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	507
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	486
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,230
	Roseville CA Special Tax Revenue	4.000%	9/1/40	1,325	1,262
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	286
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,153
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	474
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,191
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	814
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,167
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,888
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	280
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	340
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	556
[5]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,716
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	572
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	529
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	461
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	432
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,706
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	903
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	797
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,347
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,208
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	3,100	3,121
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	468
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	670	698
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	283
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	656
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	252
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	504
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,289
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,349
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/40	2,390	2,460
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	612
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	220
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	655
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,098
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	243
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,111
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	211
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,621
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	212
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	235
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	213
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	643
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,043
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,112
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	2,060
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,010	2,223
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,734
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,196
[5]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,415
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	391
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	507
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	644
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	264
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	224
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	320
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	567
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	661
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/26	2,075	2,161
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,632
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	3,975
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,740
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,500	1,629
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,348
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,012
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,176
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,738
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,517
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,069
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,355
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,645
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,162
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,576
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,374
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,463
[5]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,350
[5]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	1,793
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,706
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,941
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,819
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,206
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	826
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,206
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,242
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,516
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,395
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,485
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,137
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,080
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,960
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,559
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,533
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,741
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,023
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	729
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,655
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	822
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,045
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,084
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,361
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,741
[5]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	1,002
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,041
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,143
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	16,010	16,539
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,057
[1]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,538
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,102
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,186
[1]	Sacramento County CA COP	5.000%	10/1/27	660	713
[1]	Sacramento County CA COP	5.000%	10/1/28	695	767
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,913
	Sacramento County CA Special Tax Revenue	5.000%	9/1/27	2,360	2,442
	Sacramento County CA Special Tax Revenue	5.000%	9/1/28	3,000	3,134
	Sacramento County CA Special Tax Revenue	5.000%	9/1/29	3,105	3,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Special Tax Revenue	5.000%	9/1/30	7,030	7,444
	Sacramento County CA Special Tax Revenue	5.000%	9/1/32	3,050	3,272
	Sacramento County CA Special Tax Revenue	5.000%	9/1/34	3,400	3,639
	Sacramento County CA Special Tax Revenue	5.000%	9/1/35	1,635	1,743
	Sacramento County CA Special Tax Revenue	5.000%	9/1/36	1,000	1,058
	Sacramento County CA Special Tax Revenue	5.000%	9/1/37	1,200	1,259
	Sacramento County CA Special Tax Revenue	5.000%	9/1/42	5,000	5,096
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/25	1,325	1,378
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/26	1,155	1,233
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	2,725	2,986
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	3,067
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	4,000	4,502
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	11,325
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,691
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,119
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	1,000	1,184
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	1,250	1,469
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/40	2,245	2,618
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	1,675	1,942
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/42	2,370	2,734
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/43	3,125	3,584
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	4,804
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	11,500	13,034
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	880
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	700
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	969
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,853
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,953
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	2,054
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,079
[5]	Salinas City Elementary School District GO	5.000%	8/1/43	1,050	1,175
	Salinas Union High School District GO	5.000%	8/1/35	1,030	1,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,054
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,236
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,026
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,022
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,586
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	578
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	938
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,343
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,551
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,562
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,231
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,728
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,496
[3]	San Bernardino City Unified School District GO	0.000%	8/1/26	1,300	1,196
[3]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	276
[3,5]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	406
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	394
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,168
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,434
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	680
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,725
[1]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	963
[5]	San Bernardino Community College District GO	0.000%	8/1/44	7,000	2,901
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	814
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	852
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	736
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	770
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	776
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,627
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,157
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	699
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,400	14,236
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	4,670	5,090
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	4,370	4,528
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	871
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,412
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	231
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,534

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,927
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	871
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,261
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,743
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,621
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,133
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,324
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,540
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,744
San Diego CA Unified School District GO	5.000%	7/1/26	5,590	5,742
San Diego CA Unified School District GO	0.000%	7/1/28	3,535	3,112
San Diego CA Unified School District GO	5.000%	7/1/28	6,555	6,752
San Diego CA Unified School District GO	5.000%	7/1/28	725	747
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,041
San Diego CA Unified School District GO	0.000%	7/1/29	3,375	2,862
San Diego CA Unified School District GO	5.000%	7/1/29	750	773
San Diego CA Unified School District GO	5.000%	7/1/29	3,330	3,524
San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,615
San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,127
San Diego CA Unified School District GO	0.000%	7/1/30	3,330	2,732
San Diego CA Unified School District GO	0.000%	7/1/30	3,915	3,277
San Diego CA Unified School District GO	0.000%	7/1/30	6,220	5,148
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,778
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,239
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,485
San Diego CA Unified School District GO	0.000%	7/1/32	2,750	2,107
San Diego CA Unified School District GO	0.000%	7/1/34	2,700	1,937
San Diego CA Unified School District GO	0.000%	7/1/34	165	109
San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,087
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,232
San Diego CA Unified School District GO	0.000%	7/1/35	1,275	877
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,490
San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,140
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,728
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,260
San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,188
San Diego CA Unified School District GO	0.000%	7/1/37	2,000	1,248
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,751
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,811
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,654
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,600
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,858
San Diego CA Unified School District GO	5.000%	7/1/38	250	294
San Diego CA Unified School District GO	0.000%	7/1/39	4,160	2,349
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,609
San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,081
San Diego CA Unified School District GO	5.000%	7/1/39	360	421
San Diego CA Unified School District GO	0.000%	7/1/40	1,500	803
San Diego CA Unified School District GO	5.000%	7/1/40	485	562
San Diego CA Unified School District GO	5.000%	7/1/41	620	713
San Diego CA Unified School District GO	0.000%	7/1/42	2,800	1,355
San Diego CA Unified School District GO	5.000%	7/1/42	430	492

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	0.000%	7/1/43	1,000	462
San Diego CA Unified School District GO	4.000%	7/1/53	1,000	995
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,590
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,262
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	4,964
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,243
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,534
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	986
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	849
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	523
San Diego Community College District GO	0.000%	7/1/28	2,390	2,113
San Diego Community College District GO	4.000%	8/1/41	1,450	1,540
San Diego Community College District GO	4.000%	8/1/42	2,000	2,105
San Diego Community College District GO	4.000%	8/1/43	2,000	2,089
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,447
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,756
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	2,797
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,028
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,038
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	5,592
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,198
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	5,902
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,261
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,122
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	884
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,814
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,075
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,413
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	525
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	940
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,112
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,085
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,289
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,072
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,956
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	467
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,491

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	8,325
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,687
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,800
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	633
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,968
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,199
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	657
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,852
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,387
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	686
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,622
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	721
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,566
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,155
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	2,520	2,580
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	2,250	2,585
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	3,000	3,148
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	2,500	2,860
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	1,455	1,656
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,470	2,664
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,205
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,169
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,236
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,272
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	4,865
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	2,250	2,616
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/42	2,000	2,302
San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,199
San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,334
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,690
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,444
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,539
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,455
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,500	1,755
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,500	2,893
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	581
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,143
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,137
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	800	927
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,829
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/42	1,000	1,145
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,273
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,481
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,249
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,375
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,092
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,098
	San Dieguito Union High School District GO	3.000%	8/1/37	1,125	1,049
	San Dieguito Union High School District GO	3.000%	8/1/38	5,690	5,174
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,102
	San Dieguito Union High School District GO	3.000%	8/1/40	2,235	1,979
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,087
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	6,639
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,258
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,717
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	2,985	3,004
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,866
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,448
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	5,917
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,675
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,270
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,274
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	4,000	3,361
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	400
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	377
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,059
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	3,768
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	1,820
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,110
	San Francisco CA City & County GO	5.000%	6/15/30	4,360	5,075
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,629
	San Francisco CA City & County GO	4.000%	6/15/31	1,310	1,417
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,639
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,779
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,173
	San Francisco CA City & County GO	4.000%	6/15/35	200	209
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,196
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	973
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,062
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,050
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,591
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,336
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	7,963
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	1,944
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,769
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	1,690	1,827
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	2,000	2,158
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	2,500	2,647
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,550	1,831
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,500	1,574
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	3,100	3,637
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	2,530	2,969
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	1,505	1,766
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	3,200	3,733
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,220	2,576
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,795	3,244
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	1,480	1,718
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	3,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,160
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	6,328
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,135
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,327
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	1,978
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	8,178
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	667
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	4,690
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,961
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,823
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	10,151
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,316
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	8,136
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,975
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	9,084
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	11,022
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	4,875	5,068
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,780
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	3,250	3,693
[11]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	2.400%	3/6/24	20,000	20,000
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,102
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,624
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,424
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	10/1/31	6,075	6,100
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	1,000	1,077
	San Francisco City & County CA COP	5.000%	4/1/27	13,095	13,575
	San Francisco City & County CA COP	4.000%	4/1/30	2,180	2,306
	San Francisco City & County CA COP	4.000%	4/1/31	2,265	2,386
	San Francisco City & County CA COP	4.000%	4/1/31	1,915	1,992
	San Francisco City & County CA COP	4.000%	4/1/32	2,355	2,469
	San Francisco City & County CA COP	4.000%	4/1/33	2,450	2,558
	San Francisco City & County CA COP	4.000%	4/1/35	8,660	8,719
[6]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	536
[6]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	531
[6]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/37	500	518
[6]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	3/1/24	34,050	34,050
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,027
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,307
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	25,000	23,918
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,080
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	1,861
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	1,953
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,910
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	10,294
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,414
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,195
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,176
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,375	1,617
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	1,400	1,500
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,173
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/40	4,365	4,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/40	1,500	1,745
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,595	1,844
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,490	1,723
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,190	1,369
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	7,250	7,749
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,300	37,314
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/39	1,100	1,284
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/40	1,500	1,739
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/41	1,655	1,909
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/42	1,250	1,435
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/43	1,000	1,143
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	307
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	410
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	535
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	525
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	931
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	795
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	637
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	984
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	905
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	789

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	584
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	651
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	817
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	136
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	443
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	860	866
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	242
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	400	410
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/26	1,585	1,664
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	141
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	525
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	463
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	402
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	474
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	1,000	1,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	705
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	660	694
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	736
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	660	694
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	420
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	900	945
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	367
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	625	655
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Transbay Infrastructure Project)	5.000%	8/1/43	2,210	2,475
	San Francisco Community College District GO	5.000%	6/15/25	3,045	3,131
	San Francisco Community College District GO	5.000%	6/15/29	760	854
	San Francisco Community College District GO	5.000%	6/15/31	500	569
	San Francisco Community College District GO	5.000%	6/15/32	805	916
	San Francisco Community College District GO	4.000%	6/15/33	850	905
	San Francisco Community College District GO	4.000%	6/15/34	595	632
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	1,310	1,304
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/41	620	623
[6]	San Francisco Municipal Transportation Agency Transit Revenue TOB VRDO	3.380%	3/7/24	4,000	4,000
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,298
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,088
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,629
	San Francisco Unified School District GO	5.000%	6/15/37	7,565	8,616
	San Francisco Unified School District GO	3.000%	6/15/38	9,120	8,484
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,520
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	8,252
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,323
	San Francisco Unified School District GO	3.000%	6/15/40	7,025	6,311
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,080	1,114
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/29	1,165	1,200
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/30	1,225	1,261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,409
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,582
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,734
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,902
[5]	San Jacinto Unified School District GO	3.750%	8/1/41	300	297
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,613
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	1,485	1,588
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	5,750	6,139
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,234
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,710
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/41	13,730	13,781
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,870
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	17,480	18,408
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	91
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	39
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	876
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	725	508
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	10,725	11,475
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,571
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	81
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,843
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,497
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	456
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	634
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	325
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	497
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	6,900	6,980
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,365
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	12,510	12,718
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	204
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	208
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	181
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	244
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	304
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	422
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	796
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	867
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	877
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	390
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	393
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	1,000	1,039
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	640
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	755	778
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,309
	San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,000	2,071
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	640
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	746
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	745
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,048
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	900
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,131
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,861
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	3,195
	San Jose Evergreen Community College District GO	4.000%	9/1/41	2,600	2,698
	San Jose Evergreen Community College District GO	4.000%	9/1/42	2,345	2,419
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,500	1,541
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,325	1,547
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	2,000	2,322
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,750	2,023
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,250	1,437
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	3,846
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,651
	San Jose Unified School District GO	5.000%	8/1/26	775	820
[3]	San Jose Unified School District GO	0.000%	8/1/28	8,455	7,424
[1]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,544
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,303
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,382
	San Juan Unified School District GO	3.000%	8/1/27	6,670	6,684
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,883
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,094
	San Juan Unified School District GO	4.000%	8/1/30	700	742
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,339
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,058
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,341
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,502
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,554
	San Juan Unified School District GO	4.000%	8/1/41	1,500	1,564
	San Juan Unified School District GO	5.000%	8/1/41	4,000	4,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Juan Unified School District GO	4.000%	8/1/42	2,500	2,588
	San Juan Unified School District GO	4.000%	8/1/43	2,510	2,584
	San Juan Unified School District GO	4.000%	8/1/44	3,415	3,494
[5]	San Leandro Unified School District GO	4.000%	8/1/28	200	212
[5]	San Leandro Unified School District GO	4.000%	8/1/30	355	373
[5]	San Leandro Unified School District GO	4.000%	8/1/31	415	434
[5]	San Leandro Unified School District GO	4.000%	8/1/32	500	523
[5]	San Leandro Unified School District GO	4.000%	8/1/33	400	417
[5]	San Leandro Unified School District GO	4.000%	8/1/34	670	698
[5]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,294
[5]	San Leandro Unified School District GO	4.000%	8/1/35	275	286
[5]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,418
[5]	San Leandro Unified School District GO	4.000%	8/1/38	810	825
[5]	San Leandro Unified School District GO	4.000%	8/1/39	400	406
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	391
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	157
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	121
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	101
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	101
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	325
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	633
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	141
	San Luis Obispo County Community College District GO	4.000%	8/1/40	500	528
	San Luis Obispo County Community College District GO	4.000%	8/1/41	700	735
	San Luis Obispo County Community College District GO	4.000%	8/1/42	900	943
	San Luis Obispo County Community College District GO	4.000%	8/1/43	900	935
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/40	2,540	2,862
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/41	1,665	1,875
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/42	1,615	1,819
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	821
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	667
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	645
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	958
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	809
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,142
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,223
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,073
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,416
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,860
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,196
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,623
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,398
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,565
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,935
	San Marcos Unified School District GO	0.000%	8/1/32	1,165	885
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,883
	San Marcos Unified School District GO	4.000%	8/1/32	300	311
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,861
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,364
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,634
[3]	San Mateo County Community College District GO	0.000%	9/1/28	6,550	5,730
[3]	San Mateo County Community College District GO	0.000%	3/1/31	2,375	1,925
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,825
[3]	San Mateo County Community College District GO	0.000%	9/1/35	11,000	7,656
[3]	San Mateo County Community College District GO	0.000%	9/1/36	18,855	12,528
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,045
	San Mateo Foster City CA School District GO	4.000%	8/1/43	1,200	1,246
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	612
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	611
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,042
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,627
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,690
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,873
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,308
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,629
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,129
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,460
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,519
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,579
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,387
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	7,043
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	7,075	7,610
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/25	110	113
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,642
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,006
[6]	San Mateo Union High School District GO TOB VRDO	3.600%	3/1/24	5,213	5,213
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,212
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,919
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,781
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	1,872
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,291
[3]	San Rafael CA City High School District GO	0.000%	8/1/25	410	392
[3]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,058
[3]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,441
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,140
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,264
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,094
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	894
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,272
[3]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,680
[3]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,744
[3]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,533
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	769
	San Ramon CA COP	4.000%	6/1/37	1,225	1,254
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	985
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,529
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,563
[5]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,541
[5]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,623
[5]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,701
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	103
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	104
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	122
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	107
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	114
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	217
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	136
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	162
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	280
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	563
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	315
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	232
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	696
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	308
[3]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,386
[3]	San Ysidro School District GO	0.000%	8/1/29	1,100	914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Ysidro School District GO	5.000%	8/1/40	1,115	1,231
[1]	San Ysidro School District GO	5.000%	8/1/40	1,105	1,218
[1]	San Ysidro School District GO	5.000%	8/1/41	1,155	1,264
[1]	San Ysidro School District GO	5.000%	8/1/41	1,220	1,333
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	514
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,294
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,656
[5]	Sanger Unified School District GO	3.000%	8/1/35	680	653
[5]	Sanger Unified School District GO	3.000%	8/1/36	750	709
[5]	Sanger Unified School District GO	3.000%	8/1/37	820	758
[5]	Sanger Unified School District GO	4.000%	8/1/37	330	349
[5]	Sanger Unified School District GO	3.000%	8/1/39	375	336
[5]	Sanger Unified School District GO	4.000%	8/1/39	330	344
[5]	Sanger Unified School District GO	4.000%	8/1/40	250	260
[5]	Sanger Unified School District GO	4.000%	8/1/41	325	336
[5]	Sanger Unified School District GO	4.000%	8/1/45	1,665	1,666
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	364
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	520
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	529
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	518
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	910
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,305
[3]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,140
[7]	Santa Ana Unified School District GO	0.000%	8/1/34	1,400	989
	Santa Barbara County College School District GO	0.000%	8/1/33	1,000	730
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	920
	Santa Clara County CA GO	3.500%	8/1/38	160	157
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	6,000	5,794
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,960
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,904
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,849
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,282
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,807
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,777
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	6,874
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,513
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	9,090
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,426
	Santa Clara Unified School District GO	3.000%	7/1/32	2,975	2,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,585
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/26	3,750	3,994
[3]	Santa Clarita Community College District GO	0.000%	8/1/28	400	350
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,574
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,776
	Santa Clarita Community College District GO	3.000%	8/1/33	350	340
	Santa Clarita Community College District GO	3.000%	8/1/37	800	747
	Santa Clarita Community College District GO	3.000%	8/1/38	750	689
	Santa Clarita Community College District GO	3.000%	8/1/39	900	811
	Santa Clarita Community College District GO	3.000%	8/1/40	800	709
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	376
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	340
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	373
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	382
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	213
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	330
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	442
	Santa Cruz City High School District GO	2.000%	8/1/38	2,955	2,277
	Santa Cruz City High School District GO	2.125%	8/1/39	3,070	2,366
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	365	395
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	780
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	825
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	630
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,426
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,339
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,300
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,559
	Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,449
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,214
	Santa Monica Community College District GO	5.000%	8/1/31	600	666
	Santa Monica Community College District GO	4.000%	8/1/33	500	527
	Santa Monica Community College District GO	4.000%	8/1/34	655	687
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,575
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,524
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,260
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	1,000	1,059
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	688
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,600	1,376
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	106
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	157
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	230
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	518
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	356
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	638
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	529
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	761
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	478
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	840
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	972
[1,10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,671
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	787
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	942
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,014
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	851
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,164
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,052
[5]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,611
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	795
[5]	Santa Rosa High School District GO	4.000%	8/1/37	425	441
[5]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,129
[5]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,017
[5]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,307
	Santa Rosa High School District GO	4.000%	8/1/42	3,315	3,435
[3]	Saratoga Union School District GO	0.000%	3/1/28	2,000	1,769
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/24	180	180
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	708
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	531
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	631
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	712
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,309
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	480
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	291
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	303
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	704
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	945	1,019
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,808
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,136
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,654
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,176
[1]	Simi Valley Unified School District GO	0.000%	8/1/30	2,975	2,434
	Simi Valley Unified School District GO	4.000%	8/1/32	200	207
	Simi Valley Unified School District GO	3.000%	8/1/35	525	513
	Simi Valley Unified School District GO	3.000%	8/1/36	750	714
	Simi Valley Unified School District GO	3.000%	8/1/37	500	466
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	225	265
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/37	500	581
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/38	240	277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/39	300	343
[1]	Solana Beach School District Special Tax Revenue	4.000%	9/1/42	1,650	1,693
	Solano County Community College District GO	5.000%	8/1/40	550	641
	Solano County Community College District GO	5.000%	8/1/41	600	696
	Solano County Community College District GO	5.000%	8/1/42	4,000	4,619
	Solano County Community College District GO	4.000%	8/1/43	750	766
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,949
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,851
	Sonoma Valley Unified School District GO	0.000%	8/1/29	1,500	1,259
	Sonoma Valley Unified School District GO	0.000%	8/1/30	3,500	2,838
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	344
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	538
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,003
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,442
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,364
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,754
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/31	10	11
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/32	15	17
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/33	30	34
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/34	45	50
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/37	75	84
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/38	90	101
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/26	2,055	2,169
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/27	1,400	1,514
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/28	950	1,052
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/29	2,050	2,320
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/29	870	984
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/33	500	576
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	384
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	578
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	717
	South San Francisco Unified School District GO	4.000%	9/1/41	1,685	1,734
	South San Francisco Unified School District GO	4.000%	9/1/42	1,855	1,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	South Tahoe Joint Powers Financing Authority Tax Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/34	1,000	1,003
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/41	11,285	13,122
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,785
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,757
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	10,000	11,514
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,805
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,058
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	978
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,343
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	640
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	740
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,231
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,310
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,996
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,039
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,166
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,407
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,543
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	416
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	11,385	12,278
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/27	1,460	1,510
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/29	1,500	1,553
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/31	1,470	1,521
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/32	2,410	2,494
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/33	2,325	2,409
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/34	4,825	5,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/35	2,840	2,935
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,062
	Southwestern Community College District GO	4.000%	8/1/31	300	313
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,026
	Southwestern Community College District GO	4.000%	8/1/32	250	259
	Southwestern Community College District GO	4.000%	8/1/33	300	310
	Southwestern Community College District GO	4.000%	8/1/33	250	275
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,802
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,414
	Southwestern Community College District GO	4.000%	8/1/37	730	752
	Southwestern Community College District GO	4.000%	8/1/37	400	424
	Southwestern Community College District GO	3.000%	8/1/38	900	834
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,138
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,779
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,170
	Southwestern Community College District GO	0.000%	8/1/41	1,500	752
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,041
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,837
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,760
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,127
	St. Helena Unified School District GO	4.000%	8/1/27	4,550	4,776
	State Center Community College District GO	5.000%	8/1/27	675	732
	State Center Community College District GO	3.000%	8/1/34	1,500	1,480
	State Center Community College District GO	4.000%	8/1/34	1,000	1,038
	State Center Community College District GO	3.000%	8/1/40	5,000	4,524
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,000	1,029
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,054
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,372
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	2,000
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	1,560	1,719
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,945
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,799
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,417
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,742
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,694
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,763
[5]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,259
[5]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,062
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,094
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,195
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,060
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,573
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,028
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,165
	Stockton Unified School District GO	5.000%	7/1/24	1,760	1,770
	Stockton Unified School District GO	5.000%	7/1/25	1,425	1,461
	Stockton Unified School District GO	5.000%	8/1/25	1,130	1,161
	Stockton Unified School District GO	5.000%	8/1/25	2,095	2,152
	Stockton Unified School District GO	5.000%	7/1/26	3,000	3,153
	Stockton Unified School District GO	5.000%	8/1/26	2,000	2,106
[1]	Stockton Unified School District GO	5.000%	7/1/27	1,650	1,777
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	664
[1]	Stockton Unified School District GO	5.000%	8/1/27	2,000	2,158
[1]	Stockton Unified School District GO	5.000%	8/1/27	2,000	2,158
[1]	Stockton Unified School District GO	5.000%	8/1/27	1,285	1,387
[1]	Stockton Unified School District GO	5.000%	7/1/28	1,395	1,536
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,190	1,313
[1]	Stockton Unified School District GO	5.000%	8/1/28	2,500	2,758
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,400	1,544
[5]	Stockton Unified School District GO	5.000%	8/1/29	805	888
[1]	Stockton Unified School District GO	5.000%	8/1/29	2,580	2,908
[1]	Stockton Unified School District GO	5.000%	8/1/29	1,910	2,153
[1]	Stockton Unified School District GO	5.000%	8/1/30	3,000	3,449
[1]	Stockton Unified School District GO	5.000%	8/1/30	4,550	5,230
[1]	Stockton Unified School District GO	5.000%	8/1/31	2,875	3,364
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	463
[5]	Stockton Unified School District GO	3.250%	8/1/34	630	625
[1]	Stockton Unified School District GO	4.000%	8/1/34	2,550	2,734
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,068
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,121
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,372
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,199
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,687
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	870
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,012
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,291
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,379
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,298
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,287
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,015
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	2,024
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,071
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,363
[5]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/40	5,000	5,129
	Sweetwater Union High School District GO	3.000%	8/1/24	425	423
	Sweetwater Union High School District GO	3.000%	8/1/25	455	450
	Sweetwater Union High School District GO	4.000%	8/1/27	250	255
	Sweetwater Union High School District GO	5.000%	8/1/31	625	650
	Sweetwater Union High School District GO	5.000%	8/1/33	2,770	2,872
[1]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,420
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,179
[1]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,580
[1]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	703
[1]	Sweetwater Union High School District GO	0.000%	8/1/38	720	380
[5]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	338
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,738
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	1,843
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,513
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,058
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	597
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	538
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	576
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,077
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	846
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,776
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,835
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	2,811
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	2,956
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,500
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,281
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,085
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	360	397
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,080	2,326
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,840	4,317
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,122
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,320	4,805

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,247
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,470	3,577
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,329
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,620	2,660
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,700	1,719
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,955	2,976
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,073
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,855	1,859
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,007
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,316
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,122
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,076
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,515	1,668
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,109
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,050
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,205	2,440
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,195	4,637
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,304
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,091
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,000	3,250
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	4,475	4,819
Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	164
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	185
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	211
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	238
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	269
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	300
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	331
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,182
Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/38	600	641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,095
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/43	1,345	1,437
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	402
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	983
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	613
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	621
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	647
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	1,245	1,299
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	768
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	717
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	540
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	646
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	535
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	533
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	639
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	1,745	1,855
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,050
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,044
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	600	622
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,043
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,211
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,548
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,026
[5]	Tulare Local Health Care District GO	4.000%	8/1/24	405	406
[5]	Tulare Local Health Care District GO	4.000%	8/1/25	455	460
[5]	Tulare Local Health Care District GO	4.000%	8/1/26	515	526
[5]	Tulare Local Health Care District GO	4.000%	8/1/27	580	600
[5]	Tulare Local Health Care District GO	4.000%	8/1/28	435	456
[5]	Tulare Local Health Care District GO	4.000%	8/1/29	735	777
[5]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,405
[5]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,449
[5]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,141
[5]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,414
[5]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	5,058
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,415
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,954
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,450	1,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,005
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,874
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,355
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,015
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,735
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,589
[5]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/33	2,470	2,540
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,736
[3]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,034
[3]	Ukiah CA Unified School District GO	0.000%	8/1/26	1,205	1,117
[3]	Ukiah CA Unified School District GO	0.000%	8/1/30	1,235	1,012
[1]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,442
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,402
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,092
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,287
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,028
[3]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,134
	Union Elementary School District GO	0.000%	9/1/29	110	92
[3]	Union Elementary School District GO	0.000%	9/1/29	8,280	7,034
	United Water Conservation District COP	5.000%	10/1/27	700	759
	United Water Conservation District COP	5.000%	10/1/28	740	820
	United Water Conservation District COP	5.000%	10/1/29	785	889
	United Water Conservation District COP	5.000%	10/1/30	835	961
	United Water Conservation District COP	5.000%	10/1/31	855	983
	United Water Conservation District COP	5.000%	10/1/32	875	1,007
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,164
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,201
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,244
	United Water Conservation District COP	4.000%	10/1/36	935	995
	United Water Conservation District COP	4.000%	10/1/37	980	1,029
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,056
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,098
	United Water Conservation District COP	4.000%	10/1/40	625	648
	University of California College & University Revenue	5.000%	5/15/27	7,075	7,259
	University of California College & University Revenue	5.000%	5/15/27	6,985	7,554
	University of California College & University Revenue	5.000%	5/15/28	9,265	9,501
	University of California College & University Revenue	5.000%	5/15/28	3,000	3,322
	University of California College & University Revenue	5.000%	5/15/28	6,570	7,286
	University of California College & University Revenue	5.000%	5/15/29	8,250	9,349

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/29	5,000	5,676
University of California College & University Revenue	5.000%	5/15/29	5,000	5,676
University of California College & University Revenue	4.000%	5/15/30	7,535	7,990
University of California College & University Revenue	5.000%	5/15/30	6,385	7,419
University of California College & University Revenue	5.000%	5/15/31	15,095	16,253
University of California College & University Revenue	5.000%	5/15/32	10,000	12,066
University of California College & University Revenue	5.000%	5/15/33	6,760	7,473
University of California College & University Revenue	5.000%	5/15/33	5,025	5,263
University of California College & University Revenue	5.000%	5/15/33	3,500	4,293
University of California College & University Revenue	4.000%	5/15/34	10,620	10,939
University of California College & University Revenue	5.000%	5/15/34	3,955	4,140
University of California College & University Revenue	5.000%	5/15/34	6,395	6,852
University of California College & University Revenue	5.000%	5/15/34	1,525	1,685
University of California College & University Revenue	4.000%	5/15/35	20,790	21,350
University of California College & University Revenue	5.000%	5/15/35	2,060	2,154
University of California College & University Revenue	5.000%	5/15/35	4,210	4,643
University of California College & University Revenue	5.000%	5/15/35	625	702
University of California College & University Revenue	5.000%	5/15/35	1,775	2,111
University of California College & University Revenue	5.000%	5/15/35	20,000	24,270
University of California College & University Revenue	5.000%	5/15/36	5,425	5,663
University of California College & University Revenue	5.000%	5/15/36	4,295	4,719
University of California College & University Revenue	5.000%	5/15/36	1,250	1,397
University of California College & University Revenue	5.000%	5/15/36	3,050	3,488
University of California College & University Revenue	5.000%	5/15/36	4,205	5,070
University of California College & University Revenue	5.000%	5/15/36	5,000	6,028
University of California College & University Revenue	5.000%	5/15/37	9,530	10,185
University of California College & University Revenue	5.000%	5/15/37	11,710	12,515
University of California College & University Revenue	5.000%	5/15/37	14,620	15,988
University of California College & University Revenue	5.000%	5/15/37	9,665	11,344
University of California College & University Revenue	5.000%	5/15/37	2,000	2,392

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/37	8,825	10,556
University of California College & University Revenue	5.000%	5/15/38	19,090	20,791
University of California College & University Revenue	5.000%	5/15/38	10,065	11,361
University of California College & University Revenue	5.000%	5/15/38	5,230	6,191
University of California College & University Revenue	5.000%	5/15/38	5,000	5,919
University of California College & University Revenue	5.000%	5/15/39	10,000	11,236
University of California College & University Revenue	5.000%	5/15/39	4,945	5,816
University of California College & University Revenue	4.000%	5/15/40	3,000	3,134
University of California College & University Revenue	5.000%	5/15/40	3,000	3,443
University of California College & University Revenue	5.000%	5/15/41	4,000	4,566
University of California College & University Revenue	5.000%	5/15/41	5,000	5,800
University of California College & University Revenue	5.000%	5/15/41	15,000	17,624
University of California College & University Revenue	5.000%	5/15/42	5,000	5,776
University of California College & University Revenue	5.000%	5/15/42	4,000	4,678
University of California College & University Revenue	5.000%	5/15/43	11,155	11,994
University of California College & University Revenue	5.000%	5/15/43	5,010	5,755
University of California College & University Revenue	5.000%	5/15/43	1,000	1,162
University of California College & University Revenue	5.000%	5/15/44	10,000	10,036
University of California College & University Revenue	5.000%	5/15/44	2,500	2,894
University of California College & University Revenue (Limited Project)	4.000%	5/15/28	7,110	7,537
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	7,110	7,291
University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	8,158
University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,559
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	2,315	2,374
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	12,950
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,698
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	11,290	12,077
University of California College & University Revenue (Limited Project)	5.000%	5/15/36	15,040	16,066
University of California College & University Revenue (Limited Project)	5.000%	5/15/37	5,240	5,722
University of California College & University Revenue (Limited Project)	5.000%	5/15/38	5,065	5,508

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	9,635	9,891
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,286
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	8,897
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	12,758
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	1,000	1,200
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,736
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,491
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,101
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,373
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,195
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,535
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,500
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,476
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	5,180
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,854
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,033
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	12,105	13,787
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	8,170	9,255
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	13,250	13,393
Upland CA COP	5.000%	1/1/25	1,645	1,659
Upland CA COP	5.000%	1/1/26	1,610	1,645
Upland CA COP	5.000%	1/1/27	2,215	2,298
Upland CA COP	5.000%	1/1/28	2,560	2,690
Upland CA COP	5.000%	1/1/29	835	878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Upland CA COP	5.000%	1/1/30	1,455	1,532
	Upland CA COP	5.000%	1/1/31	1,465	1,543
	Upland CA COP	5.000%	1/1/33	1,710	1,799
	Upland CA COP	5.000%	1/1/34	1,500	1,580
	Upland CA COP	4.000%	1/1/35	2,025	2,015
	Upland CA COP	4.000%	1/1/36	1,000	996
[1]	Upland Unified School District GO	0.000%	8/1/30	1,445	1,184
[1]	Upland Unified School District GO	0.000%	4/1/33	7,340	5,459
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	866
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,080
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,078
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,305
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,210
	Vacaville Unified School District GO	4.000%	8/1/34	100	104
	Vacaville Unified School District GO	4.000%	8/1/36	300	310
	Vacaville Unified School District GO	4.000%	8/1/37	300	309
	Vacaville Unified School District GO	4.000%	8/1/39	500	508
[1]	Val Verde Unified School District COP	5.000%	3/1/25	250	254
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	270
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	293
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	304
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	491
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	927
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,107
[5]	Val Verde Unified School District GO	3.000%	8/1/30	220	221
[5]	Val Verde Unified School District GO	4.000%	8/1/31	100	105
[5]	Val Verde Unified School District GO	4.000%	8/1/33	300	312
[5]	Val Verde Unified School District GO	4.000%	8/1/33	140	145
[5]	Val Verde Unified School District GO	4.000%	8/1/35	250	259
[5]	Val Verde Unified School District GO	4.000%	8/1/36	150	154
[5]	Val Verde Unified School District GO	4.000%	8/1/37	200	205
[5]	Val Verde Unified School District GO	4.000%	8/1/37	250	256
[5]	Val Verde Unified School District GO	4.000%	8/1/39	300	305
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,034
[5]	Vallejo CA Water Revenue	4.000%	5/1/28	250	261
[5]	Vallejo CA Water Revenue	4.000%	5/1/29	150	158
[5]	Vallejo CA Water Revenue	4.000%	5/1/30	150	160
[5]	Vallejo CA Water Revenue	4.000%	5/1/31	200	215
[5]	Vallejo CA Water Revenue	4.000%	5/1/32	175	188
[5]	Vallejo CA Water Revenue	4.000%	5/1/33	150	160
[5]	Vallejo CA Water Revenue	4.000%	5/1/34	250	265
[5]	Vallejo CA Water Revenue	4.000%	5/1/35	250	264
[5]	Vallejo CA Water Revenue	4.000%	5/1/36	240	252
[5]	Vallejo CA Water Revenue	4.000%	5/1/37	400	415
[5]	Vallejo CA Water Revenue	4.000%	5/1/38	500	517
[5]	Vallejo CA Water Revenue	4.000%	5/1/40	350	358
[5]	Vallejo CA Water Revenue	4.000%	5/1/41	500	509
[5]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,173
[5]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,255
[5]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,326
	Ventura Unified School District GO	4.000%	8/1/40	880	917
	Ventura Unified School District GO	4.000%	8/1/42	2,740	2,838
	Ventura Unified School District GO	4.000%	8/1/43	3,645	3,757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	1,150	1,151
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	236
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	573
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	747
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	630	638
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	838
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	2,055	2,100
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	600	616
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,690	2,769
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	2,415	2,504
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,700	3,862
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	2,120	2,227
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,609
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	528
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,715
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,811
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,074
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,342
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,073
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,413
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,073
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	777
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,703
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	790
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	473
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	546
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	504
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/35	1,475	1,700
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,281
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,143
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	589
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,283
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,510
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,174
[3]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,073
	Washington Township Health Care District GO	4.000%	8/1/24	625	626
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,459
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,453
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,079
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,905
	Washington Township Health Care District GO	5.250%	8/1/37	355	413
	Washington Township Health Care District GO	5.250%	8/1/38	375	433
	Washington Township Health Care District GO	5.250%	8/1/39	650	747
	Washington Township Health Care District GO	5.250%	8/1/40	900	1,029
[1]	Washington Township Health Care District GO	4.125%	8/1/41	400	414
[1]	Washington Township Health Care District GO	4.125%	8/1/42	500	515
[1]	Washington Township Health Care District GO	4.250%	8/1/43	600	621
[1]	Washington Township Health Care District GO	4.250%	8/1/45	900	922
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	752
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	612
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	672
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	649
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	784
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	784
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	456
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	913
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	804
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,301
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	783
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	446
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	964
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	782
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	417
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	785
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,038
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,203
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	798
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	427
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,591
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	808
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	764
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	98
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	402
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,502
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	981
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,405
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,575	1,661
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,654
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,056
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,168
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,892
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	628
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	89
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	1,914
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	627
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,191
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,956
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	519
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	606
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	976
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	20
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	530	546
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	400	410
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	400	408
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	325	330
[6]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	3.420%	3/7/24	4,040	4,040
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	269
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	253
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	427
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	412
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,392
[7]	West Contra Costa Unified School District GO	0.000%	8/1/27	850	764
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	366
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	466
[3]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	West Contra Costa Unified School District GO	0.000%	8/1/28	900	784
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	468
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	531
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,684
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	667
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	651
[3]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,059
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	685
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	729
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,087
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	924
[7]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,300	998
[3,5]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,850	1,399
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,331
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,672
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,961
[3]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	724
[1,2]	West Contra Costa Unified School District GO	0.000%	8/1/33	8,010	5,802
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	985
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,246
[3]	West Contra Costa Unified School District GO	0.000%	8/1/34	3,110	2,163
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,767
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,829
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	705
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	605
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	642
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	599
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	631
[5]	West Contra Costa Unified School District GO	4.000%	8/1/39	3,025	3,165
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	620
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	620
[5]	West Contra Costa Unified School District GO	4.000%	8/1/40	2,235	2,318
[5]	West Contra Costa Unified School District GO	4.000%	8/1/41	3,130	3,235
[5]	West Contra Costa Unified School District GO	4.000%	8/1/42	1,545	1,589
[5]	West Contra Costa Unified School District GO	4.000%	8/1/43	1,400	1,434
[5]	West Contra Costa Unified School District GO	4.000%	8/1/45	1,975	1,998
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,425	3,452
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	5,690	5,735
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,265	3,291
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	390	425
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	820
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	699
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,151
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,546
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,593
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	452
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,825
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	940
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,111
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	545
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,098
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,320	2,671
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,126
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,780
[5]	Western Placer Unified School District GO	4.000%	8/1/31	885	918
[5]	Western Placer Unified School District GO	4.000%	8/1/31	755	783
[5]	Western Placer Unified School District GO	4.000%	8/1/32	920	954
[5]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,022
[5]	Western Placer Unified School District GO	4.000%	8/1/34	545	563
[5]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,054
[5]	Western Placer Unified School District GO	4.000%	8/1/35	630	648
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/33	800	962
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/35	1,100	1,322
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/38	1,125	1,318
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/39	1,195	1,389
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/42	5,250	5,382
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	386
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	304
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	461
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	468
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	246
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	424
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	439
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	241
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	321
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	525
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	313
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	569
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	513
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	544
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,182
	Westside Union School District GO	0.000%	8/1/32	1,055	794
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,023
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	8
	William S Hart Union High School District GO	0.000%	8/1/33	3,070	2,246
[1]	William S Hart Union High School District GO	0.000%	8/1/35	680	460
[5]	Windsor Unified School District GO	0.000%	8/1/37	2,000	1,187
[1]	Wiseburn School District GO	0.000%	8/1/34	2,000	1,399
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,001
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,003
					15,108,808
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,117
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,059
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,470
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,491
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	404
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,690
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,255	2,165
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,823
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,482
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,618
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,139
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,760
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,793
					28,011
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	4,522	4,462
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	23,973	24,331
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	19,954	21,062
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	26,485	28,688
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	30,433	33,927
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	7,827	5,034
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	16,677	16,345
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,875	2,783
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	9,135	8,698
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,385	1,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	2,315	2,391
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,810	1,873
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	495	512
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	7,050	7,316
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,520	1,585
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,660	4,880
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	1,500	1,548
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,000	1,032
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,209	1,194
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	9,554	8,460
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,521	2,229
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	4,162	3,422
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	750	615
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,031	8,379
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	14,820	10,348
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	19,797	19,657
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,500	1,489
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	9,126	2,960
					226,620
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	180	183
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	455	469

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	1,540	1,598
				2,250
Total Tax-Exempt Municipal Bonds (Cost $15,591,868)				15,365,689
Total Investments (99.6%) (Cost $15,591,868)				15,365,689
Other Assets and Liabilities—Net (0.4%)				63,137
Net Assets (100%)				15,428,826
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $679,810,000, representing 4.4% of net assets.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by bank letter of credit.
12	Securities with a value of $1,366,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
15	Non-income-producing security—security in default.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2024	1,688	180,458	44

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2024	(333)	(42,582)	(250)
				(206)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,365,689	—	15,365,689
Derivative Financial Instruments
Assets
Futures Contracts[1]	44	—	—	44
Liabilities
Futures Contracts[1]	250	—	—	250
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.